                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:         3235-0570
                                                   Expires:        Nov. 30, 2005
                                                   Estimated average burden
                                                   hours per response....... 5.0
                                                    ----------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08234
                                   ---------------------------------------------

                          TIFF Investment Program, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             590 Peter Jefferson Parkway, Charlottesville, VA 22911
--------------------------------------------------------------------------------
             (Address of principal executive offices)       (Zip code)

                                 Esther L. Cash
                    President and Principal Executive Officer

             590 Peter Jefferson Parkway, Charlottesville, VA 22911
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


with a copy to:


                                Jack Murphy, Esq.
                                     Dechert
                              1775 I Street, N.W.,
                          Washington, D.C. 20006-2401
--------------------------------------------------------------------------------

Registrant's telephone number, including area code: 434-817-8200
                                                   ---------------

Date of fiscal year end:   12/31/2003
                        ----------------

Date of reporting period: 1/1/03   6/30/03
                         -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1  REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT                                                        [LOGO]
JUNE 30, 2003
(UNAUDITED)                   A Report of the TIFF INVESTMENT PROGRAM

 ABOUT TIFF

The Investment Fund for Foundations (TIFF) is a non-profit cooperative founded in 1991 by a nationwide network of foundations. Its mission is to improve the investment returns of eligible organizations by making available to them (1) a series of multi-manager investment vehicles designed to meet the long-term investment needs of endowed charities and (2) resources aimed at enhancing fiduciaries' knowledge of investing.
 TIFF MUTUAL FUNDS

The TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds open exclusively to 501(c)(3) organizations. TIP consists of five mutual funds at present: Multi-Asset (MAF), International Equity (IEF), US Equity (USEF), Government Bond (GBF), and Short-Term (STF). TIFF Advisory Services, Inc. (TAS), formerly Foundation Advisers, Inc., serves as the investment advisor to the funds.

All of the TIFF mutual funds enable member organizations to delegate to TAS responsibility for the time-intensive task of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing members with an opportunity to also delegate to TAS responsibility for the all-important task of asset allocation within the marketable investments sector.
 FINANCIAL STATEMENTS

TIP is pleased to provide this Semi-Annual Report for June 30, 2003. Additional discussion of the performance of the mutual funds described herein has been provided to members via the TIFF MARKETABLE INVESTMENTS quarterly reports.
 FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.
                                                                 AUGUST 29, 2003

 CONTENTS

TIFF Multi-Asset Fund
/ / Schedule of Investments.......................   3

TIFF International Equity Fund
/ / Schedule of Investments.......................  11

TIFF US Equity Fund
/ / Schedule of Investments.......................  16

TIFF Government Bond Fund
/ / Schedule of Investments.......................  20

TIFF Short-Term Fund
/ / Schedule of Investments.......................  21

Statement of Assets and Liabilities...............  24

Statement of Operations...........................  26

Statement of Changes in Net Assets................  28

Statement of Cash Flows...........................  31

Financial Highlights..............................  32

Notes to Financial Statements.....................  37

Directors and Principal Officers..................  50

--------------------------------------------------------------------------------
Copyright -C- 2003 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2003

  NUMBER
 OF SHARES                                               VALUE +

             COMMON STOCKS -- 49.7%

             US COMMON STOCKS -- 25.1%

             AEROSPACE AND DEFENSE -- 0.3%
      3,900  Boeing Co.                                    $133,848
      6,200  Textron, Inc.                                  241,924
      5,600  United Technologies Corp.                      396,648
                                                       ------------
                                                            772,420
                                                       ------------

             AIRLINES -- 0.1%
     16,900  Northwest Airlines Corp.                       190,801
                                                       ------------

             APPAREL RETAILERS -- 0.1%
     11,700  The Gap, Inc.                                  219,492
                                                       ------------

             AUTOMOTIVE -- 0.1%
     12,900  Delphi Corp.                                   111,327
      6,300  General Motors Corp.                           226,800
                                                       ------------
                                                            338,127
                                                       ------------

             BANKING -- 0.7%
     10,600  Bank of America Corp.                          837,718
      4,200  Countrywide Financial Corp.                    292,194
      6,200  First Tennessee National Corp.                 272,242
      4,200  Greenpoint Financial Corp.                     213,948
     10,000  National City Corp.                            327,100
      7,100  Regions Financial Corp.                        239,838
                                                       ------------
                                                          2,183,040
                                                       ------------
             BEVERAGES, FOOD, AND TOBACCO -- 0.7%
     10,500  Altria Group, Inc.                             477,120
      9,000  Campbell Soup Co.                              220,500
      8,350  Coca-Cola Co.                                  387,523
      6,900  Coca-Cola Enterprises, Inc.                    125,235
      7,500  McCormick & Co., Inc.                          204,000
     19,700  Sara Lee Corp.                                 370,557
      6,900  Wm. Wrigley Jr. Co.                            387,987
                                                       ------------
                                                          2,172,922
                                                       ------------

             CHEMICALS -- 0.6%
      9,600  Air Products & Chemicals, Inc.                 399,360
     16,500  Ashland, Inc.                                  506,220
      6,100  PPG Industries, Inc.                           309,514
      1,900  Praxair, Inc.                                  114,190
      4,100  Rohm & Haas Co.                                127,223
      4,700  The Scotts Co., Class A*                       232,650
                                                       ------------
                                                          1,689,157
                                                       ------------

             COMMERCIAL SERVICES -- 0.2%
      5,900  Cendant Corp.*                                 108,088
      6,800  H & R Block, Inc.                              294,100
      8,600  Waste Management, Inc.                         207,174
                                                       ------------
                                                            609,362
                                                       ------------
             COMMUNICATIONS -- 0.4%
    127,500  Lucent Technologies, Inc.                      258,825
     33,900  Nextel Communications, Inc., Class A*          612,912
      3,300  Qualcomm, Inc.*                                117,975
      6,700  Verizon Communications Corp.                   264,315
                                                       ------------
                                                          1,254,027
                                                       ------------

             COMPUTER SOFTWARE AND PROCESSING -- 1.5%
      3,400  Adobe Systems, Inc.                            108,596
  NUMBER
 OF SHARES                                               VALUE +
      7,000  Computer Sciences Corp.*                      $266,840
     15,400  IMS Health, Inc.                               277,046
      3,200  Intuit, Inc.*                                  142,496
     55,100  Microsoft Corp.*                             1,411,111
    122,800  Oracle Corp.*                                1,476,056
      2,300  Symantec Corp.*                                100,878
     12,700  Unisys Corp.*                                  155,956
     15,200  Yahoo!, Inc.*                                  497,952
                                                       ------------
                                                          4,436,931
                                                       ------------

             COMPUTERS AND INFORMATION -- 0.7%
     35,800  Cisco Systems, Inc.*                           593,922
     12,100  Dell Computer Corp.*                           386,716
     15,377  Hewlett-Packard Co.                            327,530
      1,400  Lexmark International, Inc.*                    99,078
     72,900  Sun Microsystems, Inc.*                        335,340
     43,300  Xerox Corp.*                                   458,547
                                                       ------------
                                                          2,201,133
                                                       ------------

             COSMETICS AND PERSONAL CARE -- 0.5%
     18,200  Colgate-Palmolive Co.                        1,054,690
      4,000  Estee Lauder Companies, Inc., Class A          134,120
      5,100  Procter & Gamble Co.                           454,818
                                                       ------------
                                                          1,643,628
                                                       ------------

             DIVERSIFIED -- 0.4%
         11  Berkshire Hathaway Inc., Class A*              797,500
        100  Berkshire Hathaway Inc., Class B               243,000
      4,400  General Electric Co.                           126,192
                                                       ------------
                                                          1,166,692
                                                       ------------

             ELECTRIC UTILITIES -- 0.4%
      8,200  American Electric Power, Inc.                  244,606
      5,300  Edison International*                           87,079
      5,000  Entergy Corp.                                  263,900
     10,000  Public Service Enterprise Group, Inc.          422,500
      5,800  Sempra Energy                                  165,474
                                                       ------------
                                                          1,183,559
                                                       ------------

             ELECTRICAL EQUIPMENT -- 0.2%
     10,100  Emerson Electric Co.                           516,110
                                                       ------------

             ELECTRONICS -- 0.7%
     22,600  Analog Devices, Inc.*                          786,932
     58,200  Intel Corp.                                  1,209,875
      3,900  Raytheon Co.*                                  128,076
                                                       ------------
                                                          2,124,883
                                                       ------------

             ENTERTAINMENT AND LEISURE -- 0.4%
     11,100  Eastman Kodak Co.                              303,585
      8,100  Hasbro, Inc.                                   141,669
      6,100  International Speedway Corp., Class A          241,011
     23,400  Liberty Media Corp., Class A*                  270,504
     19,400  Mattel, Inc.                                   367,048
                                                       ------------
                                                          1,323,817
                                                       ------------

             FINANCIAL SERVICES -- 2.2%
     31,023  Allied Capital Corp.                           716,631
     14,700  American Express Co.                           614,607
      3,200  Bear, Stearns & Co., Inc.                      231,744
     19,300  Citigroup, Inc.                                826,040
      5,800  Fannie Mae                                     391,152
      2,300  Freddie Mac                                    116,771
      1,700  Golden West Financial Corp.                    136,017

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2003

  NUMBER
 OF SHARES                                               VALUE +
     41,780  JP Morgan Chase & Co., Inc.                 $1,428,040
      4,100  Lehman Brothers Holdings, Inc.                 272,568
      5,900  MBNA Corp.                                     122,956
     16,200  Mellon Financial Corp.                         449,550
      5,200  Moody's Corp.                                  274,092
     14,900  Morgan Stanley                                 636,975
      8,900  Washington Mutual, Inc.                        367,570
                                                       ------------
                                                          6,584,713
                                                       ------------
             FOREST PRODUCTS AND PAPER -- 0.2%
      5,500  Bowater, Inc.                                  205,975
      4,600  Plum Creek Timber Co.                          119,370
      4,100  Temple-Inland, Inc.                            175,931
                                                       ------------
                                                            501,276
                                                       ------------

             HEALTHCARE PROVIDERS -- 0.1%
     13,100  HCA, Inc.                                      419,724
                                                       ------------

             HEAVY MACHINERY -- 0.6%
     14,500  Caterpillar, Inc.                              807,070
      9,900  Deere & Co.                                    452,430
      3,700  Dover Corp.                                    110,852
      3,600  Eaton Corp.                                    282,996
      4,300  Paccar, Inc.                                   289,906
                                                       ------------
                                                          1,943,254
                                                       ------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.1%
      6,300  Ethan Allen Interiors, Inc.                    221,508
                                                       ------------

             HOUSEHOLD PRODUCTS -- 0.2%
      3,200  Fortune Brands, Inc.                           167,040
     15,500  Newell Rubbermaid Inc.                         434,000
                                                       ------------
                                                            601,040
                                                       ------------

             INSURANCE -- 1.3%
      6,800  Allstate Corp.                                 242,420
     16,050  American International Group, Inc.             885,639
      1,300  Anthem, Inc.                                   100,295
      7,500  Chubb Corp.                                    450,000
      4,200  Loews Corp.                                    198,618
     10,300  Marsh & McLennan Companies, Inc.               526,021
      4,200  MBIA Inc.                                      204,750
      5,100  Mercury General Corp.                          232,815
      2,500  MGIC Investment Corp.                          116,600
      8,200  Principal Financial Group, Inc.                264,450
      4,600  The Progressive Corp.                          336,260
      2,400  United Health Group, Inc.                      120,600
      5,300  Unitrin, Inc.                                  143,736
                                                       ------------
                                                          3,822,204
                                                       ------------
             LODGING -- 0.1%
      8,100  Mandalay Resort Group                          257,985
                                                       ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 0.9%
     28,000  AOL Time Warner, Inc.*                         450,520
      9,400  Comcast Corp.                                  271,002
      1,200  E.W. Scripps Co.                               106,464
      3,600  EchoStar Communications Corp.                  124,632
     12,000  Hollinger International, Inc.                  129,240
      3,800  Knight Ridder, Inc.                            261,934
      4,400  McGraw-Hill Companies, Inc.                    272,800
     92,200  Primedia, Inc.*                                281,210
      9,100  Reader's Digest Association                    122,668
  NUMBER
 OF SHARES                                               VALUE +
      5,400  Tribune Co.                                   $260,820
      8,900  Viacom, Inc., Class B*                         388,574
                                                       ------------
                                                          2,669,864
                                                       ------------

             MEDICAL SUPPLIES -- 0.6%
     23,600  Baxter International, Inc.                     613,600
      4,100  Guidant Corp.*                                 181,999
     17,600  Johnson & Johnson                              909,920
                                                       ------------
                                                          1,705,519
                                                       ------------

             METALS AND MINING -- 1.3%
     32,700  Alcoa, Inc.                                    833,850
     40,100  Barrick Gold Corp.                             717,790
     14,200  CONSOL Energy, Inc.                            322,908
     52,300  Freeport-McMoRan Copper & Gold, Inc.,
                Class B*                                  1,281,350
     10,400  Newmont Mining Corp.                           337,584
     16,900  Steel Dynamics, Inc.*                          231,530
     11,900  United States Steel Corp.                      194,803
                                                       ------------
                                                          3,919,815
                                                       ------------

             OIL AND GAS -- 3.1%
      2,300  Amerada Hess Corp.                             113,114
      6,342  Anadarko Petroleum Corp.                       282,029
      5,300  Baker Hughes, Inc.                             177,921
      9,600  Burlington Resources, Inc.                     519,072
      7,500  ChevronTexaco Corp.                            541,500
      3,325  Cimarex Energy Co.                              78,969
      6,000  ConocoPhillips                                 328,800
      7,000  Devon Energy Corp.                             373,800
     13,200  EOG Resources, Inc.                            552,288
      5,800  Equitable Resources, Inc.                      236,292
      4,700  Evergreen Resources, Inc.*                     255,257
     30,060  Exxon Mobil Corp.                            1,079,455
      9,075  Global Santa Fe Corp.                          211,810
     10,700  Halliburton Co.                                246,100
      6,800  Kerr-McGee Corp.                               304,640
     20,900  Kinder Morgan, Inc.                          1,142,185
     11,400  Marathon Oil Corp.                             300,390
      8,400  Noble Energy, Inc.                             317,520
      8,400  Occidental Petroleum Corp.                     281,820
      8,900  Rowan Companies, Inc.                          199,360
      9,100  Schlumberger Ltd.                              432,887
      5,200  Sunoco, Inc.                                   196,248
      8,800  Transocean, Inc.                               193,336
     10,300  Valero Energy Corp.                            374,199
      7,400  Western Gas Resources, Inc.                    293,040
     19,100  XTO Energy, Inc.                               384,101
                                                       ------------
                                                          9,416,133
                                                       ------------

             PHARMACEUTICALS -- 2.3%
     12,800  Abbott Laboratories                            560,128
     16,600  Bristol-Myers Squibb Co.                       450,690
      6,100  Cardinal Health, Inc.                          392,230
      2,600  Chiron Corp.*                                  113,672
     21,900  Genentech, Inc.                              1,579,428
      7,700  McKesson Corp.                                 275,198
     28,300  Merck & Co., Inc.                            1,713,565
      7,900  Mylan Laboratories, Inc.                       274,683
     30,100  Pfizer, Inc.                                 1,027,915
     11,200  Wyeth Corp.                                    510,160
                                                       ------------
                                                          6,897,669
                                                       ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2003

  NUMBER
 OF SHARES                                               VALUE +
             REAL ESTATE -- 1.8%
     24,300  Acadia Realty Trust (REIT)                    $222,345
     11,300  American Financial Realty Trust (REIT)         168,483
      6,500  Arden Realty Group, Inc. (REIT)                168,675
      7,400  Boston Properties, Inc. (REIT)                 324,120
      3,900  Camden Property Trust (REIT)                   136,305
      6,000  Capital Automotive (REIT)                      167,940
      4,700  Chelsea Property Group, Inc. (REIT)            189,457
      7,300  EastGroup Properties, Inc. (REIT)              197,100
      6,700  General Growth Properties, Inc. (REIT)         418,348
      8,500  Glimcher Realty Trust (REIT)                   190,400
      6,900  Hospitalities Properties Trust (REIT)          215,625
     42,200  Host Marriott Corp. (REIT)                     386,130
     12,300  iStar Financial, Inc. (REIT)                   448,950
     18,900  Lexington Corporate Properties Trust
                (REIT)                                      334,530
      4,200  Pan Pacific Retail Properties, Inc.
                (REIT)                                      165,270
      4,600  Parkway Properties, Inc. (REIT)                193,430
     13,000  ProLogis Trust (REIT)                          354,900
      9,900  Regency Centers Corp. (REIT)                   346,302
      9,400  Starwood Hotels & Resorts Worldwide,
                Inc.                                        268,746
     10,800  The Mills Corp. (REIT)                         362,340
      7,200  The Rouse Co. (REIT)                           274,320
                                                       ------------
                                                          5,533,716
                                                       ------------

             RETAILERS -- 1.3%
     12,900  Albertson's, Inc.                              247,680
      3,200  AutoZone, Inc.*                                243,104
      2,400  Best Buy Co., Inc.*                            105,408
      4,600  Costco Wholesale Corp.                         168,360
      8,400  Federated Department Stores, Inc.*             309,540
     15,600  JC Penney Company, Inc.                        262,860
     19,700  Kroger Co.*                                    328,596
     45,100  Limited Brands                                 699,050
     15,100  Safeway, Inc.*                                 308,946
     11,800  Saks, Inc.*                                    114,460
     52,400  TJX Companies, Inc.                            987,216
     14,100  Toys 'R' Us, Inc.                              170,892
                                                       ------------
                                                          3,946,112
                                                       ------------

             TELEPHONE SYSTEMS -- 0.5%
      7,900  BellSouth Corp.                                210,377
     76,900  Qwest Communications International,
                Inc.*                                       367,582
     23,400  SBC Communications, Inc.                       597,870
     19,800  Sprint Corp. (FON Group)                       285,120
                                                       ------------
                                                          1,460,949
                                                       ------------
             TRANSPORTATION -- 0.5%
     20,900  Burlington Northern Santa Fe Corp.             594,396
     14,000  CSX Corp.                                      421,260
      2,200  FedEx Corp.                                    136,466
     11,000  Kansas City Southern                           132,330
      4,100  Sabre Holdings Corp.*                          101,065
                                                       ------------
                                                          1,385,517
                                                       ------------
             Total US Common Stocks
                (Cost $70,790,998)                       75,313,099
                                                       ------------

             FOREIGN COMMON STOCKS -- 24.6%

             AUSTRALIA -- 1.1%
    121,642  Amcor Ltd.                                     662,423
     12,000  Australia and New Zealand Banking Group
                Ltd.                                        149,770
     28,000  Caltex Australian Ltd.*                         54,457
     55,853  Coles Myer Ltd.                                262,205
  NUMBER
 OF SHARES                                               VALUE +
    205,582  Foster's Group Ltd.                           $580,448
     30,480  National Australia Bank Ltd.                   684,787
     24,255  Orica Ltd.                                     176,167
     60,000  Rinker Group Ltd.                              210,852
     48,000  Santos Ltd.                                    189,928
    160,037  Telstra Corp.                                  472,247
                                                       ------------
                                                          3,443,284
                                                       ------------

             BELGIUM -- 0.1%
      1,643  Electrabel SA                                  418,667
                                                       ------------

             BERMUDA -- 0.2%
     15,500  Accenture Ltd.                                 280,395
      5,500  Ingersoll Rand Co.                             260,260
                                                       ------------
                                                            540,655
                                                       ------------

             BRAZIL -- 0.5%
     11,350  Cia Vale do Rio Doce - ADR                     336,641
     21,600  Cia Vale do Rio Doce - Sponsored ADR           599,400
 14,200,000  Companhia Siderurgica Nacional SA              352,154
     15,200  Petroleo Brasileiro SA - ADR                   300,352
                                                       ------------
                                                          1,588,547
                                                       ------------

             CANADA -- 2.6%
    112,600  Abitibi-Consolidated, Inc.                     720,920
     15,000  Agrium, Inc.                                   163,937
      7,000  Alcan, Inc.                                    218,178
     14,000  Alcan, Inc. - ADR                              438,060
      6,800  BCE, Inc.                                      155,443
     14,500  Boardwalk Equities, Inc.                       164,575
     16,400  Canadian Natural Resources Ltd.                650,569
     36,311  Encana Corp.                                 1,389,921
      3,000  Fairmont Hotels & Resorts, Inc.                 69,108
     15,900  Hudson's Bay Co.                               110,583
      8,000  Imperial Oil Ltd. (foreign market)             276,960
      9,900  Inco Ltd.*                                     207,508
      1,700  Magna International, Inc.                      114,359
     16,600  Nexen, Inc.                                    421,002
    118,500  Nortel Networks Corp.*                         318,326
      9,171  Petro-Canada                                   362,318
     61,000  Placer Dome, Inc.                              748,470
     16,500  Rogers Communications, Inc., Class B           262,421
     16,484  Suncor Energy, Inc.                            304,749
      9,800  Talisman Energy - Canadian Exchange            444,868
      5,000  Talisman Energy, Inc.                          229,250
                                                       ------------
                                                          7,771,525
                                                       ------------

             CHINA -- 0.4%
     13,700  Aluminum Corp. of China Ltd.                   304,688
    770,000  Beijing Capital International Airport
                Co., Ltd., Class H                          187,609
     13,000  China Petroleum & Chemical Corp. - ADR         313,950
    406,000  Guangshen Railway Co. Ltd.                      72,368
    390,000  Yanzhou Coal Mining Co. Ltd.                   181,293
                                                       ------------
                                                          1,059,908
                                                       ------------

             DENMARK -- 0.1%
        900  Bang & Olufsen Holding AS, Ser. B               24,482
        800  Coloplast AS, Class B                           61,823
      3,200  TDC AS                                          95,702
      2,200  William Demant Holding*                         50,324
                                                       ------------
                                                            232,331
                                                       ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2003

  NUMBER
 OF SHARES                                               VALUE +
             ESTONIA -- 0.1%
     10,269  Hansabank Ltd.                                $210,494
                                                       ------------

             FINLAND -- 0.2%
      7,700  Metso Oyj                                       68,970
      5,600  M-real Oyj, Class B                             43,922
     11,900  Sampo Oyj, Class A                              87,322
      3,600  Tietoenator OY                                  61,763
     19,068  UPM-Kymmeme OY                                 276,556
                                                       ------------
                                                            538,533
                                                       ------------

             FRANCE -- 2.2%
      7,262  Air Liquide SA                               1,076,606
      9,100  Alcatel SA*                                     82,032
      1,700  Atos Origin*                                    58,800
      1,600  Aventis SA - Frankfurt Exchange                 88,010
      4,200  AXA SA                                          65,160
      2,200  BNP Paribas                                    111,792
      2,800  Carrefour SA                                   137,232
     11,291  Compagnie de Saint-Gobain                      447,328
     21,700  Dassault Systemes SA                           712,689
        700  Groupe Danone                                   96,863
     11,100  L'Oreal SA                                     782,646
      2,900  Pechiney SA, A Shares                          104,102
     11,300  Scor SA*                                        64,233
     10,246  Societe Generale, Class A                      649,483
     14,400  Societe Television Francaise 1                 443,171
      6,300  Technip-Coflexip SA - ADR                      137,655
      2,100  Thales SA                                       62,338
      3,280  Total SA                                       495,683
     11,600  Total SA - Sponsored ADR                       879,280
      7,100  Vivendi Universal SA*                          129,230
                                                       ------------
                                                          6,624,333
                                                       ------------

             GERMANY -- 1.4%
     24,363  Bayer AG                                       562,343
     14,595  Bayerische Hypo-und Vereinsbank AG*            239,670
     13,300  Bayerische Motoren Werke AG                    510,884
     16,100  Deutsche Bank AG                             1,039,790
      3,700  Deutsche Post AG                                53,961
      1,800  E. ON AG                                        92,272
      2,300  Fresenius Medical Care                         113,308
      9,000  Muenchener Rueckversicherungs                  909,493
     21,758  RWE AG                                         657,127
                                                       ------------
                                                          4,178,848
                                                       ------------

             GHANA -- 0.0%
     11,700  Ashanti Goldfields Co. Ltd. - Sponsored
                ADR                                          93,249
                                                       ------------

             HONG KONG -- 0.9%
     17,000  Asia Satellite Telecom Holdings                 28,013
    284,000  First Pacific Co. Ltd.*                         49,530
     54,000  Henderson Land Development Co.                 155,114
     32,000  Hong Kong Aircraft Engineering Co. Ltd.        106,692
     73,200  Hong Kong Electric Holdings Ltd.               287,237
     54,000  Hong Kong Exchanges & Clearing Ltd.             77,557
    101,000  Hong Kong Shanghai Hotels Ltd.                  45,655
    111,000  Hysan Development Co. Ltd.                      91,810
    250,000  i-Cable Communications Ltd.                     63,156
     75,600  Jardine Matheson Holdings Ltd.                 464,940
     64,000  Jardine Strategic Holdings Ltd.                177,600
    346,000  Johnson Electric Holdings Ltd.                 428,166
     79,000  Mandarin Oriental International Ltd.*           32,390
  NUMBER
 OF SHARES                                               VALUE +
    130,000  Next Media Ltd.*                               $41,677
    101,000  SmarTone Telecommunications Holdings
                Ltd.                                        115,271
     62,000  Television Broadcasts Ltd.                     222,219
    195,000  Wharf Holdings Ltd.                            375,089
     90,000  Wheelock & Co. Ltd.                             78,480
                                                       ------------
                                                          2,840,596
                                                       ------------

             INDIA -- 0.0%
     18,000  ICICI Bank Ltd. - ADR                          130,860
                                                       ------------

             INDONESIA -- 0.1%
    148,000  PT Astra International, Inc.*                   64,133
  1,759,000  PT Bank Pan Indonesia TBK                       66,096
     60,000  PT Gudang Garam TBK                             74,182
    606,000  PT Matahari Putra Prima TBK                     38,564
     58,000  PT Semen Gresik                                 53,782
                                                       ------------
                                                            296,757
                                                       ------------

             IRELAND -- 0.0%
     23,300  Fyffes plc                                      36,656
     45,300  Independent News & Media plc                    80,631
                                                       ------------
                                                            117,287
                                                       ------------

             ITALY -- 0.4%
    254,200  IntesaBci SpA                                  815,890
      8,100  Luxottica Group SpA - ADR                      112,590
      2,500  Natuzzi SpA                                     20,050
     15,000  Saipem SpA                                     113,160
     20,200  Unicredito Italiano SpA                         96,498
                                                       ------------
                                                          1,158,188
                                                       ------------

             JAPAN -- 3.0%
      4,000  Aisin Seiki Co. Ltd.                            57,098
     32,000  Canon, Inc.                                  1,468,416
     10,000  Dai Nippon Printing Co. Ltd.                   105,767
     10,000  Daifuku Co. Ltd.                                38,060
         12  Dentsu, Inc.                                    37,377
      9,200  Eisai Co. Ltd.                                 189,248
      3,000  FamilyMart Co. Ltd.                             53,591
     15,100  FANUC Ltd.                                     748,241
      3,000  Fuji Photo Film Co.                             86,696
      5,100  Hirose Electronics Co. Ltd.                    421,761
     20,000  Hitachi Ltd.                                    84,780
      4,300  Keyence Corp.                                  787,841
     20,000  Kirin Brewery Co. Ltd.                         140,579
     10,000  Koito Manufacturing Co. Ltd.                    42,807
     10,000  Komatsu Ltd.                                    38,309
      8,000  Lion Corp.                                      34,445
     31,000  Matsushita Electric Industries Co.             306,966
     12,000  Matsushita Electric Works Ltd.                  71,056
    143,000  Mitsubishi Corp.                               992,038
     22,000  Mitsubishi Gas Chemical Co.                     46,538
     26,000  Mitsubishi Heavy Industries, Ltd.               67,341
      9,700  Murata Manufacturing Co. Ltd.                  381,295
      8,000  NGK Insulators Ltd.                             44,372
     14,000  Nippon Oil Corp.                                60,745
     20,000  Nippon Sanso Corp.                              64,293
         38  Nippon Telegraph and Telephone Corp.           149,057
     14,000  Nisshinbo Industries, Inc.                      64,127
     36,400  Nomura Holdings, Inc.                          461,991
     10,000  Noritake Co. Ltd.                               31,230
         28  NTT DoCoMo, Inc.                                60,629
      5,000  OMRON Corp.                                     84,322
      5,000  Onward Kashiyama Co.                            40,391

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2003

  NUMBER
 OF SHARES                                               VALUE +
      7,700  Rohm Co.                                      $839,417
      2,000  SECOM Co., Ltd.                                 58,630
      8,000  Shiseido Co. Ltd.                               77,751
     14,000  Sompo Japan Insurance, Inc.                     76,369
     12,000  Sumitomo Chemical Co. Ltd.                      37,676
     14,000  Sumitomo Corp.                                  64,593
     12,000  Sumitomo Forestry Co. Ltd.                      62,561
     16,000  Sumitomo Trust & Banking Co. Ltd.               55,299
     18,000  Tokyo Gas Co.                                   51,718
      4,000  Tokyo Ohka Kogyo Co.                            58,930
      6,000  Tostem Inax Holding Corp.                       86,446
         46  UFJ Holdings, Inc.*                             67,424
         30  West Japan Railway Co.                         113,679
      8,000  Yamaha Motor Co. Ltd.                           67,491
      5,000  Yamatake Corp.                                  35,644
      8,000  Yokohama Bank Ltd.                              26,117
                                                       ------------
                                                          9,041,152
                                                       ------------

             LUXEMBOURG -- 0.0%
     12,400  Arcelor SA                                     144,389
                                                       ------------

             MALAYSIA -- 0.2%
      7,800  British American Tobacco Berhad                 80,053
     21,000  Carlsberg Brewery Malaysia Berhad               59,684
     71,000  CIMB Berhad*                                    56,800
     59,000  Commerce Asset-Holding Berhad                   53,721
     15,000  Genting Berhad                                  59,211
     47,000  Kumpulan Guthrie Berhad                         28,447
    108,000  Multi-Purpose Holdings Berhad*                  36,379
     24,000  PPB Group Berhad                                29,179
     52,000  Resorts World Berhad                           134,105
                                                       ------------
                                                            537,579
                                                       ------------

             MEXICO -- 0.4%
        700  America Movil SA de CV                          13,125
      2,221  Cemex SA                                         9,929
    459,900  Grupo Financiero BBVA Bancomer*                389,574
        800  Telefonos de Mexico, Class L - ADR              25,136
     22,300  Wal-Mart de Mexico - ADR                       659,114
                                                       ------------
                                                          1,096,878
                                                       ------------

             NETHERLANDS -- 1.2%
     22,800  Heineken NV                                    809,036
     25,351  ING Groep NV                                   440,462
     13,600  Koninklijke (Royal) KPN NV*                     96,360
      6,400  Koninklijke (Royal) Philips Electronics
                NV                                          121,707
      1,800  Koninklijke Boskalis Westminster NV             44,193
     34,603  Reed Elsevier NV                               408,092
     23,705  Royal Dutch Petroleum Co.                    1,100,299
     11,400  Royal Dutch Petroleum Co., NY Shares           531,468
      2,100  Royal Nedlloyd NV                               43,552
                                                       ------------
                                                          3,595,169
                                                       ------------

             NEW ZEALAND -- 0.3%
     76,000  Carter Holt Harvey Ltd.                         79,645
    228,033  Telecom Corporation of New Zealand Ltd.        699,550
                                                       ------------
                                                            779,195
                                                       ------------

             NORWAY -- 0.2%
     10,700  DnB Holding ASA                                 52,771
      7,900  Norsk Hydro ASA - ADR                          388,285
      3,600  Rieber & Son ASA, Class B                       25,435
      4,000  Schibsted ASA                                   55,414
                                                       ------------
                                                            521,905
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             PERU -- 0.2%
     19,700  Compania de Minas Buenaventura SA - ADR       $592,773
                                                       ------------

             PHILIPPINES -- 0.1%
    176,000  ABS-CBN Broadcasting Corp. - PDR*               60,099
    842,000  Ayala Corp.                                     72,471
     12,000  Globe Telecom, Inc.                            135,841
    129,000  Jollibee Foods Corp.                            41,033
                                                       ------------
                                                            309,444
                                                       ------------

             RUSSIA -- 0.2%
      6,870  Lukoil Oil Co. - ADR                           542,730
                                                       ------------

             SINGAPORE -- 0.3%
    217,000  BIL International Ltd.*                         99,813
     15,000  Great Eastern Holdings Ltd.                     83,049
     21,000  Haw Par Corp.                                   51,755
     28,000  Overseas Union Enterprise Ltd.                 111,300
     60,000  Overseas-Chinese Banking Corp. Ltd.            340,715
    201,000  SembCorp Marine                                111,857
      7,000  Singapore Press Holdings                        72,743
    125,000  United Industrial Corp.                         61,045
                                                       ------------
                                                            932,277
                                                       ------------

             SOUTH AFRICA -- 1.0%
     19,000  Anglo American Platinum Corp.                  607,190
     13,200  Anglo American plc                             202,840
    172,924  Aspen Pharmacare Holdings Ltd.                 178,450
     10,100  Edgars Consolidated Stores Ltd.                 96,374
     49,900  Gold Fields Ltd.                               597,338
     14,300  Harmony Gold Mining Co. Ltd.                   192,621
      6,004  Impala Platinum Holdings Ltd.                  361,359
      6,584  Kersaf Investments Ltd.                         26,301
     11,600  Pretoria Portland Cement Co. Ltd.              154,461
     60,556  Sasol Ltd.                                     675,389
                                                       ------------
                                                          3,092,323
                                                       ------------

             SOUTH KOREA -- 0.5%
        430  Hyundai Motor Co. Ltd.                          11,375
        730  Kookmin Bank                                    22,001
        460  Korea Electric Power Corp.                       7,278
        100  Pohang Iron and Steel Co. Ltd.                  10,381
     23,966  Posco - ADR                                    627,670
         80  Samsung Electronics Co. Ltd.                    23,776
      5,600  Samsung Electronics Co., Ltd. - GDR            833,000
                                                       ------------
                                                          1,535,481
                                                       ------------

             SPAIN -- 0.8%
      2,200  Acciona SA                                     104,844
      3,000  Acerinox SA                                    114,651
     33,507  Banco Central Hispanoamer SA                   293,585
      2,900  Banco Popular Espanol                          146,529
     11,083  Endesa SA                                      185,562
     29,046  Iberdrola SA                                   502,993
      8,300  NH Hoteles SA*                                  87,307
      1,100  Prosegur Cia de Seguridad SA                    16,257
     14,100  Repsol SA - ADR                                227,997
     49,959  Telefonica SA                                  580,015
      3,200  Viscofan SA                                     24,915
                                                       ------------
                                                          2,284,655
                                                       ------------

             SWEDEN -- 0.3%
      4,600  ABB Ltd.*                                       15,228

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2003

  NUMBER
 OF SHARES                                               VALUE +
      6,900  Assa Abloy AB                                  $66,802
      2,300  Hoganas AB, Class B                             46,833
      3,000  OM AB                                           21,362
     39,000  Securitas AB, B Shares                         399,503
      3,400  Svenska Cellulosa AB                           116,166
      8,400  Svenska Handelsbanken, Class A                 137,465
     98,300  Telefonaktiebolaget Ericsson LM, Class
                B*                                          105,607
                                                       ------------
                                                            908,966
                                                       ------------

             SWITZERLAND -- 0.7%
      6,200  Compagnie Financiere Richemont AG              100,240
         90  Geberit AG                                      27,707
     16,300  Nestle SA - ADR                                840,849
     23,400  Novartis AG                                    925,946
        200  Publigroupe SA*                                 33,664
        330  SGS Societe General de Surveillance SA         128,877
                                                       ------------
                                                          2,057,283
                                                       ------------

             THAILAND -- 0.5%
    112,000  Advanced Information Service Public Co.
                Ltd.                                        162,512
    257,700  Bangkok Bank Public Co. Ltd.*                  413,767
     76,000  GMM Grammy Public Co., Ltd.                     39,048
     80,000  Golden Land Property Development Public
                Co. Ltd.*                                    25,119
    105,000  Kasikornbank plc*                               84,919
     48,000  MBK Properties & Development Public Co.
                Ltd.                                         41,104
    116,000  National Finance Public Co. Ltd.                41,665
     37,000  Siam Cement Public Co. Ltd.                    147,859
    108,000  Siam Cement Public Co. Ltd. - NVDR             385,347
     23,000  Siam Commercial Bank Public Co. Ltd.*           19,696
                                                       ------------
                                                          1,361,036
                                                       ------------

             UNITED KINGDOM -- 4.4%
     22,000  Arriva plc                                     124,760
     18,000  Associated British Ports Holdings plc          118,849
     26,150  Aviva plc                                      185,227
     13,000  BAA plc                                        106,348
     51,000  BAE Systems plc                                119,925
     21,000  Barclays plc                                   155,939
    128,041  BG Group plc                                   567,453
     72,619  Boots Group plc                                777,112
     13,000  BP plc                                          90,152
     12,400  BP plc - ADR                                   521,048
    105,990  Brambles Industries plc                        286,835
    149,334  British Airways plc*                           386,737
     18,000  BT Group plc                                    60,436
    152,747  Cable & Wireless Communications plc            285,075
     15,000  Capita Group plc                                56,188
      2,000  Carnival plc                                    60,891
     19,000  Compass Group plc                              104,096
     15,000  Devro plc                                       17,129
     17,000  Diageo plc                                     181,500
      8,000  EMI Group plc                                   16,189
     32,000  Enodis plc*                                     20,990
     59,264  GKN plc                                        221,377
     35,122  GlaxoSmithKline plc                            708,809
      8,000  Granada plc                                     11,870
     59,421  GUS plc                                        666,764
     28,000  Hanson plc                                     156,055
     52,608  HBOS plc                                       680,343
     19,000  Hilton Group plc                                58,003
  NUMBER
 OF SHARES                                               VALUE +
     61,759  InterContinental Hotels Group plc*            $441,196
     11,000  Intertek Testing Services plc                   78,869
     32,000  Kidde plc                                       44,884
     75,786  Lloyds TSB Group plc                           538,063
     61,759  Mitchells & Butlers plc*                       243,385
     38,000  MyTravel Group plc*                             11,715
     80,201  Pearson plc                                    749,065
     72,000  Pilkington plc                                  81,426
      8,000  Provident Financial plc                         85,148
      7,300  Reckitt Benckiser plc                          133,953
     18,000  Reed Elsevier plc                              152,033
     41,000  Rentokil Initial plc                           128,039
     49,000  Rio Tinto plc                                  935,478
     30,000  Shell Transport & Trading Co.                  198,018
     10,300  Shell Transport & Trading Co. - ADR            410,455
      7,000  Smiths Group plc                                81,522
     96,000  Stagecoach Group plc                           101,368
     22,000  Sygen International plc*                        17,063
     25,000  TBI plc                                         22,793
     22,000  Tesco Plc                                       79,595
     36,000  The Sage Group plc                              96,260
     60,000  Vodafone Group plc                             117,326
     60,300  Vodafone Group plc - ADR                     1,184,895
     70,000  WPP Group plc                                  548,675
                                                       ------------
                                                         13,227,324
                                                       ------------
             Total Foreign Common Stocks
                (Cost $69,595,342)                       73,804,621
                                                       ------------
             Total Common Stocks
                (Cost $140,386,340)                     149,117,720
                                                       ------------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             ASSET-BACKED SECURITIES -- 1.4%
   $275,000  Centex Home Equity, Ser.
                2003-B, Class M2              3.020%   06/25/33        275,534
    250,000  Chase Funding Loan Acqusition
                Trust, Ser. 2003-C1, Class
                2M2                           2.554%   10/25/32        250,473
    500,000  Countrywide Asset-Backed
                Certificates, Ser.
                2003-BC3, Class M3            2.640%   01/25/33        500,977
    787,884  DVI Receivables Corp., Ser.
                2000-1, Class A4              7.780%   06/14/08        817,009
    250,000  DVI Receivables Corp., Ser.
                2002-2, Class A3A             1.796%   09/12/10        249,542
    500,000  First Franklin Mortgage Loan
                Asset Backed Certificates,
                Ser. 2003-FF1, Class M2       2.685%   07/25/33        498,985
    250,000  Impac CMB Trust, 2003-7          2.764%   04/25/33        250,000
    294,610  Impac CMB Trust, Ser. 2003-5,
                Class M2                      2.785%   01/25/33        295,259
    449,436  Impac CMB Trust, Ser. 2003-6,
                Class 1M1                     3.010%   04/25/33        449,901
    450,000  Long Beach Mortgage Loan
                Trust, Ser. 2002-5, Class
                M2 (a)                        3.320%   11/25/32        453,988
    250,000  Long Beach Mortgage Loan
                Trust, Ser. 2003-4, Class
                M2                            2.860%   08/25/33        250,000
                                                                  ------------
             Total Asset-Backed Securities
                (Cost $4,275,860)                                    4,291,668
                                                                  ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2003

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             US TREASURY OBLIGATIONS -- 18.2%
 $1,704,705  US Treasury Inflation-Indexed
                Bond                          3.625%   04/15/28     $2,077,875
 29,033,888  US Treasury Inflation-Indexed
                Note                          3.000%   07/15/12     31,996,245
  2,320,360  US Treasury Note                 3.375%   01/15/07      2,548,046
 17,623,000  US Treasury Note                 3.875%   02/15/13     18,134,472
                                                                  ------------
             Total US Treasury Obligations
                (Cost $52,654,708)                                  54,756,638
                                                                  ------------

             LIMITED PARTNERSHIPS -- 21.4%
             Canyon Value Realization Fund,
                LP*(b)(c)(d)                                        19,248,536
             Farallon Capital Institutional
                Partners, LP*(a)(b)(c)(d)                           16,466,241
             Lone Picea, LP*(a)(b)(c)(d)                             1,398,644
             Lone Redwood, LP*(a)(b)(c)(d)                          12,683,821
             Maverick Fund USA,
                Ltd.*(a)(b)(c)(d)                                    3,127,762
             OZ Domestic Partners,
                LP*(a)(b)(c)(d)                                      5,317,061
             Regiment Capital,
                Ltd.*(a)(b)(c)(d)                                    6,000,000
                                                                  ------------
             Total Limited Partnerships
                (Cost $39,597,545)                                  64,242,065
                                                                  ------------

 NUMBER OF
  SHARES
             PREFERRED STOCK -- 0.4%

             ELECTRONICS -- 0.3%
    109,423  Taiwan Semiconductor Manufacturing Co.
                Ltd. (144A) (PREF)*(a){::}                 901,056
                                                       -----------

             OIL AND GAS -- 0.1%
      8,600  Surgutneftegaz - ADR                          179,740
                                                       -----------
             Total Preferred Stock
                (Cost $1,061,765)                        1,080,796
                                                       -----------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             SHORT-TERM INVESTMENTS -- 8.9%

             REPURCHASE AGREEMENTS -- 7.9%
$13,480,000  Bear, Stearns & Co. Inc. --
                Repurchase Agreement issued 6/30/03
                (proceeds at maturity $13,480,468)
                (Collateralized by $13,397,000 FNMA,
                1.250%, due 11/01/32, with a market
             value of $13,561,369)            1.250%   07/01/03    $13,480,000
 10,195,510  Investors Bank & Trust Co. --
                Repurchase Agreement issued 06/30/03
                (proceeds at maturity $10,195,722)
                (Collateralized by $10,363,898 FNMA,
                5.827%, due 07/01/32, with a market
             value of $10,705,285)            0.750%   07/01/03     10,195,509
                                                                  ------------
             Total Repurchase Agreements
                (Cost $23,675,509)                                  23,675,509
                                                                  ------------

             US TREASURY SECURITIES -- 1.0%#
  1,000,000  US Treasury Bill+                0.565%   10/23/03        997,175
  2,050,000  US Treasury Bill                 0.747%   11/20/03      2,042,327
                                                                  ------------
             Total US Treasury Securities
                (Cost $3,037,736)                                    3,039,502
                                                                  ------------
             Total Short-Term Investments
                (Cost $26,713,245)                                  26,715,011
                                                                  ------------
             Total Investments -- 100.0%
                (Cost $264,689,463)                                300,203,898
             Other Assets in Excess of
                Liabilities -- 0.0%                                     37,842
                                                                  ------------
             NET ASSETS -- 100.0%                                 $300,241,740
                                                                  ============

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2003

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):

Capital Equipment                                            9.1%
Consumer Goods                                               9.4
Energy                                                       7.9
Finance                                                     11.1
Industrial                                                   0.2
Limited Partnerships(d)                                     21.4
Materials                                                    6.8
Multi-Industry                                               1.1
Repurchase Agreements                                        7.9
Services                                                     5.9
US Government Obligations                                   18.2
US Treasury Obligations                                      1.0
Other Assets (Liabilities)                                   0.0
                                                          ------
Total                                                      100.0%
                                                          ======

ADR  American Depositary Receipt
FNMA Fannie Mae
NVDR Non-Voting Depositary Receipt
PDR  Phillippine Depositary Receipt
PREF Preference Shares
REIT Real Estate Investment Trust
  *  Non-income producing security.
  + Security or a portion thereof is held with a broker as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2003, the aggregate market value of this security was $901,056 or 0.30% of net assets. The board of directors has deemed this security to be liquid.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a)  Illiquid security.
(b) Security is valued in good faith under procedures established by the board of directors.
(c)  Restricted security.
(d) Underlying fund investments and industry breakdowns at June 30, 2003, not available to the advisor.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
  30, 2003

  NUMBER
OF SHARES                                               VALUE +

            COMMON STOCKS -- 85.7%

            AUSTRALIA -- 4.0%
    94,000  Alumina Ltd.                                  $256,577
   151,310  Amcor Ltd.                                     823,986
    27,309  Australia and New Zealand Banking Group
               Ltd.                                        340,838
    58,000  Caltex Australian Ltd.*                        112,803
    93,139  Coles Myer Ltd.                                437,246
   325,852  Foster's Group Ltd.                            920,022
    45,149  National Australia Bank Ltd.                 1,014,352
    29,560  Orica Ltd.                                     214,698
   148,000  Santos Ltd.                                    585,612
   201,528  Telstra Corp.                                  594,681
    80,000  WMC Resources Ltd.*                            188,319
                                                      ------------
                                                         5,489,134
                                                      ------------

            BELGIUM -- 0.3%
     1,356  Electrabel SA                                  345,534
                                                      ------------

            BRAZIL -- 1.0%
    28,000  Cia Vale do Rio Doce - ADR                     795,527
12,600,000  Companhia Siderurgica Nacional SA              312,475
    14,700  Voctorantim Celulose Papel SA - ADR            284,298
                                                      ------------
                                                         1,392,300
                                                      ------------
            CANADA -- 2.7%
    30,000  Abitibi-Consolidated, Inc.                     190,984
     6,710  Agrium, Inc.                                    73,335
    26,000  Air Canada, Class A*                             5,741
     7,500  Alcan, Inc.                                    233,763
     7,800  BCE, Inc.                                      178,302
    24,826  Encana Corp.                                   952,574
     3,800  Fairmont Hotels & Resorts, Inc.                 87,536
    14,108  Hudson's Bay Co.                                98,120
    23,000  Imperial Oil Ltd.                              803,160
    10,772  Imperial Oil Ltd. (foreign market)             372,927
     7,800  Inco Ltd.*                                     163,491
         1  National Bank of Canada                             24
    45,020  Nortel Networks Corp.*                         120,937
    20,800  Rogers Communications, Inc., Class B           330,810
    21,500  Stelco, Inc., Class A*                          17,406
                                                      ------------
                                                         3,629,110
                                                      ------------

            CHINA -- 0.4%
   962,000  Beijing Capital International Airport
               Co., Ltd., Class H                          234,389
   694,000  Guangshen Railway Co. Ltd.                     123,704
   496,000  Yanzhou Coal Mining Co. Ltd.                   230,568
                                                      ------------
                                                           588,661
                                                      ------------

            CROATIA -- 0.2%
    20,848  Pliva DD - GDR                                 288,563
                                                      ------------

            DENMARK -- 1.1%
     3,300  Bang & Olufsen Holding AS, Ser. B               89,767
     2,600  Coloplast AS, Class B                          200,924
    21,370  ISS AS                                         762,967
    10,000  TDC AS                                         299,068
     6,500  William Demant Holding*                        148,684
                                                      ------------
                                                         1,501,410
                                                      ------------

            ESTONIA -- 0.2%
    11,628  Hansabank Ltd.                                 238,351
                                                      ------------
  NUMBER
OF SHARES                                               VALUE +

            FINLAND -- 0.8%
    25,700  Metso Oyj                                     $230,198
    23,900  M-real Oyj, Class B                            187,453
    38,200  Sampo Oyj, Class A                             280,310
    12,220  Tietoenator OY                                 209,651
    15,068  UPM-Kymmeme OY                                 218,541
                                                      ------------
                                                         1,126,153
                                                      ------------

            FRANCE -- 5.8%
     6,730  Air Liquide SA                                 997,736
    31,300  Alcatel SA*                                    282,155
     4,400  Atos Origin*                                   152,189
     5,376  Aventis SA - Frankfurt Exchange                295,712
    14,200  AXA SA                                         220,302
     7,908  BNP Paribas                                    401,841
    18,346  Carrefour SA                                   899,166
    29,646  Compagnie de Saint-Gobain                    1,174,517
     2,400  Groupe Danone                                  332,103
     9,973  Pechiney SA, A Shares                          358,005
    37,020  Scor SA*                                       210,434
    16,441  Societe Generale, Class A                    1,042,177
     7,500  Thales SA                                      222,636
     5,898  Total SA                                       891,323
    22,245  Vivendi Universal SA*                          404,889
                                                      ------------
                                                         7,885,185
                                                      ------------

            GERMANY -- 3.1%
    25,410  Bayer AG                                       586,509
    26,131  Bayerische Hypo-und Vereinsbank AG*            429,108
     8,900  Bayerische Motoren Werke AG                    341,870
    12,300  Buderus AG*                                    409,616
    11,000  Deutsche Post AG                               160,425
     6,100  E. ON AG                                       312,700
     1,400  Fresenius Medical Care                          68,970
    15,780  Fresenius Medical Care - ADR                   259,423
    24,000  Metro AG                                       775,550
    29,724  RWE AG                                         897,713
                                                      ------------
                                                         4,241,884
                                                      ------------

            GHANA -- 0.1%
    20,000  Ashanti Goldfields Co. Ltd. - Sponsored
               ADR                                         159,400
                                                      ------------

            HONG KONG -- 3.3%
    28,000  Asia Satellite Telecom Holdings                 46,139
 2,586,000  Chaoda Modern Agriculture (Holdings)
               Ltd.                                        447,683
    27,000  China Mobile (Hong Kong) Ltd. - ADR            317,790
   562,000  First Pacific Co. Ltd.*                         98,013
   108,000  Henderson Land Development Co.                 310,227
    66,000  Hong Kong Aircraft Engineering Co. Ltd.        220,052
   105,000  Hong Kong Electric Holdings Ltd.               412,021
   110,000  Hong Kong Exchanges & Clearing Ltd.            157,986
   215,000  Hong Kong Shanghai Hotels Ltd.                  97,187
   155,473  Hysan Development Co. Ltd.                     128,595
   491,000  i-Cable Communications Ltd.                    124,038
   134,620  Jardine Matheson Holdings Ltd.                 827,913
   118,881  Mandarin Oriental International Ltd.*           48,741
   300,000  Next Media Ltd.*                                96,177
   202,478  SmarTone Telecommunications Holdings
               Ltd.                                        231,087
    89,000  Television Broadcasts Ltd.                     318,992
   219,571  Wharf Holdings Ltd.                            422,352
   155,000  Wheelock & Co. Ltd.                            135,160
                                                      ------------
                                                         4,440,153
                                                      ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2003

  NUMBER
OF SHARES                                               VALUE +
            INDIA -- 0.2%
    32,100  ICICI Bank Ltd. - ADR                         $233,367
     7,200  SIEL Ltd. - GDR*                                 2,088
                                                      ------------
                                                           235,455
                                                      ------------

            INDONESIA -- 0.5%
   292,307  PT Astra International, Inc.*                  126,666
 3,835,000  PT Bank Pan Indonesia TBK                      144,103
   343,000  PT Citra Marga Nusaphala Persada TBK*           17,462
   114,000  PT Gudang Garam TBK                            140,945
 1,420,000  PT Matahari Putra Prima TBK                     90,364
   415,000  PT Mulia Industrindo TBK*                        8,300
   121,000  PT Semen Gresik                                112,200
                                                      ------------
                                                           640,040
                                                      ------------

            IRELAND -- 0.8%
    41,200  CRH plc                                        643,443
    81,000  Fyffes plc                                     127,432
   151,340  Independent News & Media plc                   269,377
                                                      ------------
                                                         1,040,252
                                                      ------------

            ISRAEL -- 0.7%
    17,280  Teva Pharmaceutical Industries Ltd.            983,750
                                                      ------------

            ITALY -- 1.9%
   343,332  IntesaBci SpA                                1,101,972
    57,500  Luxottica Group SpA - ADR                      799,250
     6,600  Natuzzi SpA                                     52,932
    40,900  Saipem SpA                                     309,046
    69,000  Unicredito Italiano SpA                        329,622
                                                      ------------
                                                         2,592,822
                                                      ------------

            JAPAN -- 13.5%
       600  Aioi Insurance Co. Ltd.                          1,459
    15,000  Aisin Seiki Co. Ltd.                           214,116
    18,000  Anritsu Corp.*                                  98,189
    29,600  Asatsu-DK, Inc.                                530,002
    43,000  Canon, Inc.                                  1,973,183
    36,000  Dai Nippon Printing Co. Ltd.                   380,762
    27,000  Dai-Dan Co. Ltd.                               105,909
    13,000  Daifuku Co. Ltd.                                49,477
        34  Dentsu, Inc.                                   105,901
    26,200  Eisai Co. Ltd.                                 538,947
    14,800  Ezaki Glico Co. Ltd.                            85,417
    10,000  FamilyMart Co. Ltd.                            178,638
    37,000  Fuji Electric Co. Ltd.                          81,041
     8,000  Fuji Photo Film Co.                            231,189
    30,000  Furukawa Electric Co. Ltd.                      97,939
     5,000  Glory Ltd.                                     110,972
   174,000  Hitachi Ltd.                                   737,589
     5,000  Hitachi Medical Corp.                           55,798
    10,000  Inabata & Co. Ltd.                              45,388
     4,000  ISB Corp.                                       19,288
    14,000  Itochu Corp.                                    35,211
    32,000  Kao Corp.                                      595,628
     1,700  Keyence Corp.                                  311,472
    14,000  Kinden Corp.                                    46,987
    62,000  Kirin Brewery Co. Ltd.                         435,794
    18,000  Koito Manufacturing Co. Ltd.                    77,052
    24,000  Komatsu Ltd.                                    91,943
    16,000  Lintec                                         166,563
    42,000  Lion Corp.                                     180,837
    55,000  Matsushita Electric Industries Co.             544,618
  NUMBER
OF SHARES                                               VALUE +
    29,000  Matsushita Electric Works Ltd.                $171,718
        37  Millea Holdings, Inc.                          282,873
    95,000  Mitsubishi Corp.                               659,046
    58,000  Mitsubishi Gas Chemical Co.                    122,690
    60,000  Mitsubishi Heavy Industries, Ltd.              155,403
    17,000  Mizuno Corp.                                    52,242
    14,900  Murata Manufacturing Co. Ltd.                  585,701
    24,000  NGK Insulators Ltd.                            133,117
    10,000  NIFCO, Inc.                                    107,266
     4,000  Nippon Broadcasting System, Inc.               101,270
    10,000  Nippon Koei Co. Ltd.                            18,572
    52,000  Nippon Oil Corp.                               225,626
    66,000  Nippon Sanso Corp.                             212,167
       116  Nippon Telegraph and Telephone Corp.           455,016
    44,000  Nisshinbo Industries, Inc.                     201,541
    36,000  Nomura Holdings, Inc.                          456,914
    32,000  Noritake Co. Ltd.                               99,938
        80  NTT DoCoMo, Inc.                               173,225
    18,000  OMRON Corp.                                    303,560
     9,000  Ono Pharmaceutical Co. Ltd.                    278,826
    16,000  Onward Kashiyama Co.                           129,253
     6,600  Rohm Co.                                       719,500
     8,000  Ryosan Co.                                     104,735
    21,000  Sankyo Seiko                                    69,257
     5,500  SECOM Co., Ltd.                                161,233
    22,000  Shiseido Co. Ltd.                              213,816
        72  Sky Perfect Communications, Inc.*               49,229
    36,000  Sompo Japan Insurance, Inc.                    196,377
    28,000  Sumitomo Chemical Co. Ltd.                      87,912
    40,000  Sumitomo Corp.                                 184,551
    17,000  Sumitomo Electric Industries Ltd.              124,164
    34,000  Sumitomo Forestry Co. Ltd.                     177,256
    68,000  Sumitomo Trust & Banking Co. Ltd.              235,020
    14,000  Sumitomo Wiring Systems Ltd.                   109,598
    12,200  Takeda Chemical Industries Ltd.                450,102
     9,000  Tokyo Broadcasting System                      109,656
    69,000  Tokyo Gas Co.                                  198,251
     8,900  Tokyo Ohka Kogyo Co.                           131,119
     3,000  Toppan Printing Co.                             21,487
    12,000  Tostem Inax Holding Corp.                      172,892
    16,000  Toyo Seikan                                    149,640
    22,700  Toyota Motor Corp.                             587,941
       178  UFJ Holdings, Inc.*                            260,904
       104  West Japan Railway Co.                         394,087
    32,000  Yamaha Motor Co. Ltd.                          269,965
    16,000  Yamatake Corp.                                 114,062
    15,000  Yokohama Bank Ltd.                              48,969
                                                      ------------
                                                        18,394,996
                                                      ------------

            LUXEMBOURG -- 0.3%
    41,000  Arcelor SA                                     477,415
                                                      ------------

            MALAYSIA -- 1.3%
    19,000  British American Tobacco Berhad                195,000
    45,000  Carlsberg Brewery Malaysia Berhad              127,895
   151,000  CIMB Berhad*                                   120,800
   107,000  Commerce Asset-Holding Berhad                   97,426
    32,000  Genting Berhad                                 126,316
   198,300  IOI Corporation Berhad                         297,450
   112,000  Kumpulan Guthrie Berhad                         67,790
   204,000  Multi-Purpose Holdings Berhad*                  68,716
    67,333  PPB Group Berhad                                81,863

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2003

  NUMBER
OF SHARES                                               VALUE +
   113,000  Resorts World Berhad                          $291,421
   172,800  Sime Darby Berhad                              231,916
                                                      ------------
                                                         1,706,593
                                                      ------------

            MEXICO -- 1.4%
       800  America Movil SA de CV                          15,000
     3,367  Cemex SA                                        15,052
    14,600  Coca-Cola Femsa SA                             313,900
   185,900  Grupo Continental SA                           291,583
   710,900  Grupo Financiero BBVA Bancomer*                602,192
       800  Telefonos de Mexico, Class L - ADR              25,136
    10,000  Vitro SA de CV - Sponsored ADR                  20,900
    22,100  Wal-Mart de Mexico - ADR                       653,203
                                                      ------------
                                                         1,936,966
                                                      ------------

            NETHERLANDS -- 5.2%
    39,870  Heineken NV                                  1,414,748
    19,860  IHC Caland NV                                1,013,965
    79,704  ING Groep NV                                 1,384,820
    45,250  Koninklijke (Royal) KPN NV*                    320,611
    20,682  Koninklijke (Royal) Philips Electronics
               NV                                          393,303
     5,970  Koninklijke Boskalis Westminster NV            146,574
    39,859  Reed Elsevier NV                               470,079
    39,577  Royal Dutch Petroleum Co.                    1,837,018
     6,390  Royal Nedlloyd NV                              132,524
                                                      ------------
                                                         7,113,642
                                                      ------------
            NEW ZEALAND -- 1.1%
   112,860  Carter Holt Harvey Ltd.                        118,272
   360,202  Telecom Corporation of New Zealand Ltd.      1,105,013
   382,400  Wrightson Ltd.                                 268,651
                                                      ------------
                                                         1,491,936
                                                      ------------

            NORWAY -- 0.3%
    34,000  DnB Holding ASA                                167,683
    13,100  Rieber & Son ASA, Class B                       92,555
    13,200  Schibsted ASA                                  182,866
                                                      ------------
                                                           443,104
                                                      ------------

            PHILIPPINES -- 0.4%
   352,000  ABS-CBN Broadcasting Corp. - PDR*              120,198
 1,572,000  Ayala Corp.                                    135,302
    21,750  Globe Telecom, Inc.                            246,211
   252,000  Jollibee Foods Corp.                            80,157
                                                      ------------
                                                           581,868
                                                      ------------

            RUSSIA -- 0.2%
     3,600  Lukoil Oil Co. - ADR                           284,400
                                                      ------------

            SINGAPORE -- 1.4%
   436,000  BIL International Ltd.*                        200,545
    54,900  DBS Group Holdings Ltd.                        321,107
     9,300  Fraser and Neave Ltd.                           45,417
    30,000  Great Eastern Holdings Ltd.                    166,099
   123,812  Jardine Strategic Holdings Ltd.                343,578
    33,000  Overseas Union Enterprise Ltd.                 131,176
    63,000  Overseas-Chinese Banking Corp. Ltd.            357,751
   357,000  SembCorp Marine                                198,671
     8,500  Singapore Press Holdings                        88,331
   240,000  United Industrial Corp.                        117,206
                                                      ------------
                                                         1,969,881
                                                      ------------

            SOUTH AFRICA -- 2.9%
     4,400  AngloGold Ltd.                                 137,437
  NUMBER
OF SHARES                                               VALUE +
       869  AngloGold Ltd. - ADR                           $27,424
   233,324  Aspen Pharmacare Holdings Ltd.                 240,780
    58,000  Aveng Ltd.                                      67,422
    19,209  Edgars Consolidated Stores Ltd.                183,291
   159,000  FirstRand Ltd.                                 163,446
    11,786  Gold Fields Ltd.                               141,087
   265,191  Hosken Consolidated Investments Ltd.*          123,591
    36,636  JD Group Ltd.                                  121,957
    68,545  Kersaf Investments Ltd.                        266,057
   101,000  MTN Group Ltd.*                                217,197
   175,804  Nampak Ltd.                                    284,423
    21,400  Pretoria Portland Cement Co. Ltd.              284,953
   165,000  RMB Holdings Ltd.                              233,768
    24,908  SABMiller plc                                  169,149
   274,324  Sanlam Ltd.                                    255,695
    91,864  Sasol Ltd.                                   1,024,571
                                                      ------------
                                                         3,942,248
                                                      ------------

            SOUTH KOREA -- 0.5%
       950  Hyundai Motor Co. Ltd.                          25,132
     1,200  Kookmin Bank                                    36,166
       950  Korea Electric Power Corp.                      15,031
    28,075  KT&G Corp. (144A)(a){::}                       231,509
     5,798  KT&G Corporation (144A) - GDR(a){::}            47,811
       200  Pohang Iron and Steel Co. Ltd.                  20,762
     9,937  Posco - ADR                                    260,250
       170  Samsung Electronics Co. Ltd.                    50,523
                                                      ------------
                                                           687,184
                                                      ------------

            SPAIN -- 3.8%
     7,400  Acciona SA                                     352,658
    10,000  Acerinox SA                                    382,171
   160,038  Banco Central Hispanoamer SA                 1,402,239
     9,500  Banco Popular Espanol                          480,010
    11,500  Bankinter SA                                   408,462
     6,573  Endesa SA                                      110,051
    30,475  Iberdrola SA                                   527,739
    27,743  NH Hoteles SA*                                 291,825
     3,000  Prosegur Cia de Seguridad SA                    44,338
    90,406  Telefonica SA                                1,049,597
    11,750  Viscofan SA                                     91,483
                                                      ------------
                                                         5,140,573
                                                      ------------

            SWEDEN -- 2.1%
    13,188  ABB Ltd.*                                       43,658
    23,000  Assa Abloy AB                                  222,675
     8,500  Hoganas AB, Class B                            173,080
    14,500  OM AB                                          103,249
    59,000  Securitas AB, B Shares                         604,376
    42,800  Skandinaviska Enskilda Banken AB, Class
               A                                           435,755
    11,300  Svenska Cellulosa AB                           386,080
    28,400  Svenska Handelsbanken, Class A                 464,762
   346,520  Telefonaktiebolaget Ericsson LM, Class
               B*                                          372,279
                                                      ------------
                                                         2,805,914
                                                      ------------

            SWITZERLAND -- 3.6%
    20,000  Compagnie Financiere Richemont AG              323,355
       300  Geberit AG                                      92,355
    15,710  Nestle SA - ADR                                810,413
    29,680  Novartis AG                                  1,174,448
       100  Phoenix Mecano AG*                              17,570
       610  Publigroupe SA*                                102,676
     6,300  Roche Holding AG                               494,168
     1,000  Sarna Kunststoff Holding AG                     88,959

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2003

  NUMBER
OF SHARES                                               VALUE +
     1,150  SGS Societe General de Surveillance SA        $449,116
    12,100  Swiss Reinsurance Co.                          670,411
    12,780  UBS AG                                         710,917
                                                      ------------
                                                         4,934,388
                                                      ------------

            TAIWAN -- 0.2%
   102,000  Asustek Computer, Inc.                         257,876
                                                      ------------

            THAILAND -- 1.6%
   232,000  Advanced Information Service Public Co.
               Ltd.                                        315,387
   132,000  GMM Grammy Public Co. Ltd.                      66,577
    73,364  Golden Land Property Development Public
               Co. Ltd.*                                    21,713
   171,636  Golden Land Property Development Public
               Co. Ltd. (foreign shares)*                   52,594
   194,000  Kasikornbank plc*                              156,898
    33,000  Matichon Public Co. Ltd.                        52,135
    89,000  MBK Properties & Development Public Co.
               Ltd.                                         72,979
   250,000  National Finance Public Co. Ltd.                84,514
    24,000  Post Publishing Co. Ltd.                        24,263
    87,000  Siam Cement Public Co. Ltd.                    314,197
   210,000  Siam Cement Public Co. Ltd. - NVDR             686,784
    39,000  Siam Commercial Bank Public Co. Ltd.*           31,575
   521,200  Thai Union Frozen Products Public Co. -
               NVDR                                        325,440
                                                      ------------
                                                         2,205,056
                                                      ------------
            UNITED KINGDOM -- 18.8%
    13,731  Anglo American plc - ADR                       210,911
    69,882  Arriva plc                                     396,294
    58,400  Associated British Ports Holdings plc          385,600
    41,866  Aviva plc                                      296,548
    41,500  BAA plc                                        339,496
   172,500  BAE Systems plc                                405,628
    71,400  Barclays plc                                   530,193
   182,062  BG Group plc                                   806,864
   115,485  Boots Group plc                              1,235,831
    49,000  BP plc                                         339,803
    23,500  BP plc - ADR                                   987,470
   138,311  Brambles Industries plc                        374,304
   132,889  British Airways plc*                           344,149
    60,000  BT Group plc                                   201,454
   364,231  Cable & Wireless Communications plc            679,771
    48,350  Capita Group plc                               181,114
    24,873  Carnival plc                                   757,265
    44,000  Close Brothers Group plc                       475,573
    49,490  Compass Group plc                              271,948
    64,000  Devro plc                                       73,082
    48,804  Diageo plc                                     521,054
    22,600  EMI Group plc                                   45,733
   118,400  Enodis plc*                                     77,663
   102,140  GKN plc                                        381,538
    48,695  GlaxoSmithKline plc                            982,730
    21,490  Granada plc                                     31,887
    81,780  GUS plc                                        917,655
    88,450  Hanson plc                                     492,966
    78,396  HBOS plc                                     1,013,841
    60,000  Hilton Group plc                               183,167
  NUMBER
OF SHARES                                               VALUE +
    26,720  HSBC Holdings plc                             $316,947
    63,140  InterContinental Hotels Group plc*             451,061
    36,000  Intertek Testing Services plc                  258,116
   136,000  Kidde plc                                      190,757
    96,579  Lloyds TSB Group plc                           685,689
    94,239  Mitchells & Butlers plc*                       371,385
    83,000  MyTravel Group plc*                             25,588
   265,000  Pilkington plc                                 299,694
   139,800  Premier Farnell Plc                            465,073
    22,702  Provident Financial plc                        241,628
    20,460  Reckitt Benckiser plc                          375,434
    60,000  Reed Elsevier plc                              506,776
   142,000  Rentokil Initial plc                           443,453
    93,186  Rio Tinto plc                                1,779,051
     1,000  SABMiller plc                                    6,696
   102,000  Shell Transport & Trading Co.                  673,261
    21,250  Smiths Group plc                               247,476
   281,640  Stagecoach Group plc                           297,388
    28,550  Standard Chartered plc                         349,095
    93,000  Sygen International plc*                        72,128
    86,000  TBI plc                                         78,407
    71,000  Tesco Plc                                      256,875
   118,000  The Sage Group plc                             315,521
    69,600  Unilever plc                                   554,153
   160,000  Vodafone Group plc                             312,868
    45,970  Vodafone Group plc - ADR                       903,311
   157,240  WPP Group plc                                1,232,481
                                                      ------------
                                                        25,651,844
                                                      ------------
            Total Common Stocks
               (Cost $115,578,937)                     116,844,041
                                                      ------------
            PREFERRED STOCK -- 0.6%

            TAIWAN -- 0.6%
   107,746  Taiwan Semiconductor Manufacturing Co.
               Ltd. (144A) (PREF)*(b){::}
               (Cost $779,357)                             887,247
                                                      ------------

            LIMITED PARTNERSHIPS -- 6.0%
            Bessent Euro-Equities II,
               LP*(a)(b)(c)(d)                           3,960,531
            Lansdowne UK Equity Fund*(a)(b)(c)(d)        4,225,959
                                                      ------------
            Total Limited Partnerships
               (Cost $8,000,000)                         8,186,490
                                                      ------------

PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE

            SHORT-TERM INVESTMENTS -- 6.9%

            REPURCHASE AGREEMENT -- 5.5%
$7,456,790  Investors Bank & Trust Co. --
               Repurchase Agreement, issued 06/30/03 (proceeds
               at maturity $7,456,945) (Collateralized by a
               $7,810,742 FNMA, due 11/15/31, with a market
               value of $7,829,991)
               (Cost $7,456,790)             0.750%   07/01/03      7,456,790
                                                                 ------------

            US TREASURY SECURITIES -- 1.4%#
    75,000  US Treasury Bill+                0.565%   10/23/03         74,788

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2003

PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +
  $500,000  US Treasury Bill+                0.706%   11/13/03       $498,228
 1,350,000  US Treasury Bill+                0.747%   11/20/03      1,344,947
                                                                 ------------
            Total US Treasury Securities
               (Cost $1,917,010)                                    1,917,963
                                                                 ------------
            Total Short-Term Investments
               (Cost $9,373,800)                                    9,374,753
                                                                 ------------
            Total Investments -- 99.2%
               (Cost $133,732,094)                                135,292,531
            Other Assets in Excess of
               Liabilities -- 0.8%                                  1,070,610
                                                                 ------------
            NET ASSETS -- 100.0%                                 $136,363,141
                                                                 ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                          13.6%
Consumer Goods                                             18.7
Energy                                                      8.9
Finance                                                    15.6
Industrial                                                  0.5
Limited Partnerships(d)                                     6.0
Materials                                                  12.3
Multi-Industry                                              2.4
Repurchase Agreement                                        5.5
Services                                                   14.3
US Treasury Obligations                                     1.4
Other Assets (Liabilities)                                  0.8
                                                          -----
Total                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
FNMA Fannie Mae
GDR  Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PDR  Phillippine Depositary Receipt
PREF Preference Shares
  *  Non-income producing security.
  + Security or a portion thereof is held with a broker as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2003, the aggregate market value of these securities was $1,166,567 or 0.86% of net assets. The board of directors has deemed $887,247 or 0.65% of net assets to be liquid.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a)  Illiquid security.
(b) Security is valued in good faith under procedures established by the board of directors.
(c)  Restricted security.
(d) Underlying fund investments and industry breakdowns at June 30, 2003, not available to the advisor.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2003

 NUMBER
OF SHARES                                                   VALUE +

           COMMON STOCKS -- 75.6%

           AEROSPACE AND DEFENSE -- 0.7%
  61,500   AAR Corp.                                          $434,190
   3,900   Boeing Co.                                          133,848
   2,800   Lockheed Martin Corp.                               133,196
   6,500   Textron, Inc.                                       253,630
   6,600   United Technologies Corp.                           467,478
                                                          ------------
                                                             1,422,342
                                                          ------------

           AIRLINES -- 0.3%
  39,500   ExpressJet Holdings, Inc.                           596,450
                                                          ------------
           APPAREL RETAILERS -- 0.1%
  11,400   The Gap, Inc.                                       213,864
                                                          ------------

           AUTOMOTIVE -- 0.2%
  10,500   General Motors Corp.                                378,000
   1,200   Johnson Controls, Inc.                              102,720
                                                          ------------
                                                               480,720
                                                          ------------

           BANKING -- 6.2%
  36,400   Bank of America Corp.                             2,876,692
  35,625   Chittenden Corp.                                    974,344
   4,600   Countrywide Financial Corp.                         320,022
  31,395   Downey Financial Corp.                            1,296,613
   7,000   First Tennessee National Corp.                      307,370
   3,700   Greenpoint Financial Corp.                          188,478
  31,329   Hudson United Bancorp                             1,069,885
  12,200   National City Corp.                                 399,062
  45,271   National Commerce Financial Corp.                 1,004,563
  69,300   North Valley Bancorp                              1,039,500
  32,000   People's Bank                                       927,680
   3,600   Regions Financial Corp.                             121,608
  26,000   The South Financial Group                           606,580
  10,000   Union Planters Corp.                                310,300
  15,800   Wachovia Corp.                                      631,368
  17,500   Wells Fargo Corp.                                   882,000
                                                          ------------
                                                            12,956,065
                                                          ------------

           BEVERAGES, FOOD, AND TOBACCO -- 4.3%
  23,600   Altria Group, Inc.                                1,072,384
  31,500   Anheuser-Busch Companies, Inc.                    1,608,075
   9,700   Campbell Soup Co.                                   237,650
 109,700   Chiquita Brands International*                    1,590,650
  33,500   Coca-Cola Co.                                     1,554,735
  47,500   Coca-Cola Enterprises, Inc.                         862,125
  12,500   Coors (Adolph), Class B                             612,250
   1,500   Dean Foods Co.                                       47,250
     500   Kraft Foods, Inc.                                    16,275
   9,500   Peets Coffee & Tea, Inc.                            165,870
  20,600   Pepsico, Inc.                                       916,700
  15,300   Sara Lee Corp.                                      287,793
                                                          ------------
                                                             8,971,757
                                                          ------------

           BIOTECHNOLOGY -- 0.2%
   5,500   Dyax Corp.*                                          22,440
  24,500   Genencor International, Inc.*                       403,515
                                                          ------------
                                                               425,955
                                                          ------------
           CHEMICALS -- 0.2%
   3,800   PPG Industries, Inc.                                192,812
   3,800   Rohm & Haas Co.                                     117,914
                                                          ------------
                                                               310,726
                                                          ------------
 NUMBER
OF SHARES                                                   VALUE +

           COMMERCIAL SERVICES -- 3.0%
  16,500   Accenture Ltd.                                     $298,485
   2,200   Apollo Group, Inc.*                                 135,872
   7,520   Bull Run Corp.                                       24,966
  12,200   Cendant Corp.*                                      223,504
  32,800   Gartner, Inc., Class A*                             248,624
 109,200   Gartner, Inc., Class B*                             819,000
  14,300   H & R Block, Inc.                                   618,475
  63,700   ITT Educational Services, Inc.*                   1,863,225
  12,600   R.H. Donnelley Corp.*                               459,522
  11,400   Rent-A-Center, Inc.                                 863,892
  50,292   The Brink's Co.                                     732,754
                                                          ------------
                                                             6,288,319
                                                          ------------

           COMMUNICATIONS -- 1.6%
  21,100   Nextel Communications, Inc.,
              Class A*                                         381,488
   6,200   Qualcomm, Inc.*                                     221,650
  47,951   Scientific-Atlanta, Inc.                          1,143,152
  54,260   Superconductor Technologies, Inc.*                  124,798
  39,100   Verizon Communications Corp.                      1,542,495
                                                          ------------
                                                             3,413,583
                                                          ------------

           COMPUTER SOFTWARE AND PROCESSING -- 5.4%
 408,300   Actuate Corp.*                                    1,135,074
   3,700   Adobe Systems, Inc.                                 118,659
   1,200   Affiliated Computer Services*                        54,876
 112,300   Centra Software, Inc.*                              348,130
 281,700   Chordiant Software, Inc.                            523,962
   8,200   Computer Sciences Corp.*                            312,584
 113,552   Docent, Inc.                                        386,077
 186,600   Earthlink, Inc.*                                  1,472,274
   3,400   Intuit, Inc.*                                       151,402
  67,100   Marimba, Inc.*                                      195,261
 106,800   Mercator Software, Inc.*                            159,132
 112,400   Microsoft Corp.*                                  2,878,564
  35,900   Oracle Corp.*                                       431,518
  66,800   Preview Systems, Inc.                                 2,839
  21,200   Take-Two Interactive Software, Inc.                 600,808
 505,056   Tumbleweed Communications Corp.*                  1,303,043
  47,000   Websense, Inc.*                                     736,020
  11,300   Yahoo!, Inc.*                                       370,188
                                                          ------------
                                                            11,180,411
                                                          ------------

           COMPUTERS AND INFORMATION -- 3.3%
  48,600   Cisco Systems, Inc.*                                806,274
  15,800   Dell Computer Corp.*                                504,968
  46,100   Digital Insight Corp.                               878,205
  47,800   Digital River, Inc.                                 922,540
  20,240   Hewlett-Packard Co.                                 431,112
  17,500   International Business Machines Corp.             1,443,750
   1,800   Lexmark International, Inc.*                        127,386
  28,553   Nexprise, Inc.*                                      89,942
  28,000   Secure Computing Corp.*                             218,249
  98,700   SeeBeyond Technology Corp.*                         227,997
 272,000   Selectica, Inc.*                                    862,240
  40,800   Sun Microsystems, Inc.*                             187,680
  16,400   Xerox Corp.*                                        173,676
                                                          ------------
                                                             6,874,019
                                                          ------------

           COSMETICS AND PERSONAL CARE -- 2.7%
   3,900   Estee Lauder Companies, Inc., Class
              A                                                130,767

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2003

 NUMBER
OF SHARES                                                   VALUE +
 128,200   Playtex Products, Inc.*                            $823,044
  51,100   Procter & Gamble Co.                              4,557,098
                                                          ------------
                                                             5,510,909
                                                          ------------
           DIVERSIFIED -- 3.5%
   7,400   3M Co.                                              954,452
      11   Berkshire Hathaway Inc., Class A*                   797,500
 144,100   General Electric Co.                              4,132,788
 121,600   Walter Industries, Inc.                           1,428,800
                                                          ------------
                                                             7,313,540
                                                          ------------

           ELECTRIC UTILITIES -- 1.1%
   9,500   American Electric Power, Inc.                       283,385
   8,100   Edison International*                               133,083
   4,700   Entergy Corp.                                       248,066
  20,400   Exelon Corp.                                      1,220,124
  12,900   Sempra Energy                                       368,037
                                                          ------------
                                                             2,252,695
                                                          ------------

           ELECTRICAL EQUIPMENT -- 0.1%
   5,900   Analogic Corp.                                      287,684
                                                          ------------
           ELECTRONICS -- 2.2%
  62,000   Checkpoint Systems, Inc.*                           877,300
  97,700   Intel Corp.                                       2,030,597
  52,000   Rogers Corp.*                                     1,731,600
                                                          ------------
                                                             4,639,497
                                                          ------------

           ENTERTAINMENT AND LEISURE -- 0.3%
   9,000   Eastman Kodak Co.                                   246,150
  14,400   Mattel, Inc.                                        272,448
                                                          ------------
                                                               518,598
                                                          ------------

           FINANCIAL SERVICES -- 5.2%
   4,800   Bear, Stearns & Co., Inc.                           347,616
 105,066   Citigroup, Inc.                                   4,496,825
 139,000   E-LOAN, Inc.*                                       810,370
  15,700   Fannie Mae                                        1,058,808
   2,900   Freddie Mac                                         147,233
   3,500   Golden West Financial Corp.                         280,035
 377,600   Instinet Group, Inc.*                             1,759,616
   9,400   JP Morgan Chase & Co., Inc.                         321,292
   4,800   Lehman Brothers Holdings, Inc.                      319,104
   6,500   MBNA Corp.                                          135,460
   7,500   Merrill Lynch & Co.                                 350,100
   7,000   Morgan Stanley                                      299,250
  11,500   Washington Mutual, Inc.                             474,950
                                                          ------------
                                                            10,800,659
                                                          ------------

           HEALTHCARE PROVIDERS -- 1.3%
  40,000   Lincare Holdings, Inc.*                           1,260,400
  37,000   Universal Health Services, Inc.,
              Class B*                                       1,465,940
                                                          ------------
                                                             2,726,340
                                                          ------------

           HEAVY MACHINERY -- 0.5%
   4,400   Dover Corp.                                         131,824
   3,900   Eaton Corp.                                         306,579
   6,800   Ingersoll Rand Co.                                  321,776
   5,300   Paccar, Inc.                                        357,326
                                                          ------------
                                                             1,117,505
                                                          ------------
 NUMBER
OF SHARES                                                   VALUE +

           HOUSEHOLD PRODUCTS -- 0.2%
   3,400   Fortune Brands, Inc.                               $177,480
   7,700   The Clorox Co.                                      328,405
                                                          ------------
                                                               505,885
                                                          ------------

           INSURANCE -- 4.1%
  21,200   Allstate Corp.                                      755,780
  26,962   American International Group, Inc.                1,487,763
  30,000   Brown & Brown, Inc.                                 975,000
  80,300   CNA Surety Corp.                                    790,955
  18,050   Fidelity National Financial, Inc.                   555,218
  42,200   Hilb, Rogal & Hamilton Co.                        1,436,488
  32,300   John Hancock Financial Services,
              Inc.                                             992,579
   6,700   Loews Corp.                                         316,843
   2,600   Marsh & McLennan Companies, Inc.                    132,782
  10,800   Principal Financial Group, Inc.                     348,300
   4,400   The Progressive Corp.                               321,640
   8,000   United Health Group, Inc.                           402,000
                                                          ------------
                                                             8,515,348
                                                          ------------

           MEDIA - BROADCASTING AND PUBLISHING -- 2.3%
  15,000   AOL Time Warner, Inc.*                              241,350
   2,500   E.W. Scripps Co.                                    221,800
   4,000   EchoStar Communications Corp.                       138,480
  47,500   Emmis Communications Corp., Class
              A*                                             1,090,125
  18,300   Fox Entertainment Group, Inc.                       526,674
  41,000   Insight Communications Co., Inc.*                   540,380
   4,200   Knight Ridder, Inc.                                 289,506
   4,700   McGraw-Hill Companies, Inc.                         291,400
 369,000   Primedia, Inc.*                                   1,125,450
   5,500   Tribune Co.                                         265,650
     200   Washington Post Co.                                 146,580
                                                          ------------
                                                             4,877,395
                                                          ------------

           MEDICAL SUPPLIES -- 5.6%
  62,300   Apogent Technologies, Inc.                        1,246,000
  67,600   ArthoCare Corp.*                                  1,132,976
  23,400   Beckman Coulter, Inc.                               950,976
  37,800   Curon Medical, Inc.                                  42,714
   5,400   Guidant Corp.*                                      239,706
  57,700   Johnson & Johnson                                 2,983,090
   3,300   Medtronic, Inc.                                     158,301
   6,600   North American Scientific, Inc.*                     50,556
  50,800   Owens & Minor, Inc.                               1,135,380
  84,900   PerkinElmer, Inc.                                 1,172,469
   3,400   St. Jude Medical, Inc.*                             195,500
  63,123   Sybron Dental Specialties*                        1,489,703
  40,400   Viasys Healthcare, Inc.                             836,280
                                                          ------------
                                                            11,633,651
                                                          ------------

           METALS AND MINING -- 0.3%
  10,300   Alcan, Inc. - ADR                                   322,287
   5,500   Alcoa, Inc.                                         140,250
  34,100   North American Palladium Ltd.*                      114,917
  35,000   Pacific Rim Mining Corp.                             11,200
                                                          ------------
                                                               588,654
                                                          ------------

           OIL AND GAS -- 6.5%
   2,300   Apache Corp.                                        149,638
   6,600   Burlington Resources, Inc.                          356,862
  29,700   Cal Dive International, Inc.                        647,460

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2003

 NUMBER
OF SHARES                                                   VALUE +
 246,900   Canadian Superior Energy, Inc.                     $293,811
  10,700   Carbon Energy Corp.*                                159,965
   4,700   ChevronTexaco Corp.                                 339,340
  12,100   Comstock Resources, Inc.                            165,528
   2,200   ConocoPhillips                                      120,560
  59,800   Denbury Resources, Inc.*                            803,114
  52,900   Encore Acquisition Co.*                           1,013,035
  19,000   Exxon Mobil Corp.                                   682,290
 148,183   Hanover Compressor Co.*                           1,674,468
  12,800   Marathon Oil Corp.                                  337,280
   3,500   Noble Energy, Inc.                                  120,050
  13,200   Occidental Petroleum Corp.                          442,860
  26,250   Patina Oil & Gas Corp.                              843,938
 180,500   PetroQuest Energy, Inc.*                            424,175
  19,900   Sunoco, Inc.                                        751,026
  61,900   Superior Energy Services, Inc.                      586,812
   6,800   Talisman Energy, Inc.                               311,780
  53,600   Tom Brown, Inc.*                                  1,489,544
  99,000   Ultra Petroleum Corp.*                            1,278,090
  29,700   W-H Energy Services, Inc.*                          578,556
                                                          ------------
                                                            13,570,182
                                                          ------------
           PHARMACEUTICALS -- 5.5%
   5,500   Abbott Laboratories                                 240,680
  25,400   Amgen, Inc.*                                      1,701,292
   1,588   Angiotech Pharmaceuticals, Inc.                      64,695
  25,900   Arena Pharmaceuticals, Inc.*                        171,976
  14,500   Bristol-Myers Squibb Co.                            393,675
  17,750   Cardinal Health, Inc.                             1,141,325
   2,900   Chiron Corp.*                                       126,788
   2,900   Forest Laboratories, Inc.*                          158,775
  22,200   Genaissance Pharmaceuticals, Inc.                    34,632
   3,300   Genentech, Inc.                                     237,996
  11,300   McKesson Corp.                                      403,862
  49,200   Merck & Co., Inc.                                 2,979,060
   8,500   Mylan Laboratories, Inc.                            295,545
  41,000   Neurobiological Technologies, Inc.                  143,090
  88,625   Pfizer, Inc.                                      3,026,544
  27,200   Pharmacyclics, Inc.*                                128,928
 269,200   PharmChem Laboratories, Inc.*                        80,760
  69,400   Titan Pharmaceuticals, Inc.*                        163,784
                                                          ------------
                                                            11,493,407
                                                          ------------
           RESTAURANTS -- 0.8%
  65,000   Ruby Tuesday, Inc.                                1,607,450
                                                          ------------
           RETAILERS -- 4.4%
  15,600   Albertson's, Inc.                                   299,520
   3,800   AutoZone, Inc.*                                     288,686
   4,300   Best Buy Co., Inc.*                                 188,856
  75,125   Big Lots, Inc.                                    1,129,880
  10,600   Cache, Inc.                                         163,240
  73,100   Duane Reade, Inc.                                 1,078,225
   9,200   Federated Department Stores, Inc.*                  339,020
  66,300   Geerlings & Wade, Inc.*                              87,516
  21,000   Home Depot, Inc.                                    695,520
  30,000   Kirkland's, Inc.                                    484,500
 NUMBER
OF SHARES                                                   VALUE +
  19,800   Kroger Co.*                                        $330,264
  18,000   Limited Brands                                      279,000
   2,400   Lowe's Companies, Inc.                              103,080
 123,700   Restoration Hardware, Inc.*                         556,650
  15,500   Safeway, Inc.*                                      317,130
 100,000   Saks, Inc.*                                         970,000
   6,400   TJX Companies, Inc.                                 120,576
  20,900   Wal-Mart Stores, Inc.                             1,121,703
  60,000   Whitehall Jewellers, Inc.*                          544,200
                                                          ------------
                                                             9,097,566
                                                          ------------

           TECHNOLOGY -- 0.1%
  83,500   Latitude Communications, Inc.*                      155,310
                                                          ------------

           TELEPHONE SYSTEMS -- 2.4%
  12,480   AT&T Corp.                                          240,240
   8,200   BCE, Inc.                                           189,502
  14,000   BellSouth Corp.                                     372,820
 239,600   Cincinnati Bell, Inc.                             1,605,320
  94,100   General Communications, Inc., Class
              A*                                               814,906
  17,600   Sprint Corp. (FON Group)                            253,440
  60,600   United States Cellular Corp.*                     1,542,270
                                                          ------------
                                                             5,018,498
                                                          ------------

           TRANSPORTATION -- 1.0%
   8,400   Burlington Northern Santa Fe Corp.                  238,896
  20,000   CNF, Inc.                                           507,600
  41,800   EGL, Inc.*                                          635,360
   4,800   FedEx Corp.                                         297,744
  30,800   Wabtec Corp.                                        428,428
                                                          ------------
                                                             2,108,028
                                                          ------------
           Total Common Stocks
              (Cost $143,926,770)                          157,473,012
                                                          ------------

           COMMINGLED INVESTMENT VEHICLES -- 5.6%
 949,957   Vanguard Global Equity Fund
              (Cost $10,500,000)                            11,703,472
                                                          ------------

           LIMITED PARTNERSHIPS -- 13.6%
           Adage Capital Partners,
              LP*(a)(b)(c)(d)                               27,995,096
           Gotham Partners, LP*(a)(b)(c)(d)                    284,798
                                                          ------------
           Total Limited Partnerships
              (Cost $32,473,105)                            28,279,894
                                                          ------------

           PREFERRED STOCK -- 0.0%
  59,400   ClickAction, Inc.*(a)
              (Cost $0)                                              0
                                                          ------------

                                             EXPIRATION
                                                DATE

        WARRANTS -- 0.0%
20,000  Conductus, Inc.*
           (Cost $0)                          09/20/03              0
                                                         ------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2003

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE        VALUE +

             SHORT-TERM INVESTMENTS -- 5.2%

             REPURCHASE AGREEMENT -- 4.6%
 $9,421,293  Investors Bank & Trust Co. --
                Repurchase Agreement issued 06/30/03 (proceeds at
                maturity $9,421,489) (Collateralized by a
                $9,541,976 FNMA, 5.43%, due 11/01/31, with a
                market value of $9,892,358)
                (Cost $9,421,293)             0.750%     07/01/03     $9,421,293
                                                                    ------------

             US TREASURY SECURITY -- 0.6%#
  1,275,000  US Treasury Bill+
                (Cost $1,272,338)             0.413%     09/25/03      1,272,387
                                                                    ------------
             Total Short-Term Investments
                (Cost $10,693,631)                                    10,693,680
                                                                    ------------
             Total Investments -- 100.0%
                (Cost $197,593,506)                                  208,150,058
             Other Assets in Excess of
                Liabilities -- 0.0%                                       69,099
                                                                    ------------
             NET ASSETS -- 100.0%                                   $208,219,157
                                                                    ============

 NUMBER
OF SHARES
           SHORT PORTFOLIO -- (0.9%)
           BIOTECHNOLOGY -- (0.0%)
   2,800   Exact Sciences Corp.                          (30,688)
   5,000   Lexicon Genetics, Inc.                        (33,550)
     400   Trimeris, Inc.                                (18,272)
                                                     -----------
                                                         (82,510)
                                                     -----------

           COMMUNICATIONS -- (0.0%)
     600   Videolan Technologies, Inc.*                       (1)
                                                     -----------

           COMPUTER SOFTWARE AND PROCESSING -- (0.0%)
   4,000   Novadigm, Inc.                                (10,360)
                                                     -----------

           MEDICAL SUPPLIES -- (0.1%)
   2,100   Endocardial Solutions, Inc.                   (12,852)
   2,500   Johnson & Johnson                            (129,250)
   5,600   Kyphon, Inc.                                  (84,672)
                                                     -----------
                                                        (226,774)
                                                     -----------

           PHARMACEUTICALS -- (0.8%)
  17,200   AVI Biopharma, Inc.                          (105,436)
   6,000   Allos Therapeutics, Inc.*                     (18,060)

 NUMBER
OF SHARES                                             VALUE +
   3,600   Angiotech Pharmaceuticals, Inc.             $(146,664)
   8,300   Antigenics, Inc.                              (95,616)
  23,200   Aphton Corp.*                                (191,168)
   7,800   Atherogenics, Inc.*                          (116,454)
  12,000   Axonyx, Inc.                                  (29,040)
   7,800   Cell Genesys, Inc.                            (67,392)
     600   Celgene Corp.                                 (18,240)
     400   CYTOGEN Corp.                                  (3,332)
   2,600   Exelixis, Inc.                                (18,044)
   2,300   Geron Corp.                                   (16,928)
   5,100   Human Genome Sciences, Inc.*                  (64,872)
  31,200   Ista Pharmaceuticals, Inc.                   (173,160)
   3,400   Immunomedics, Inc.                            (21,454)
   1,500   Merck & Co., Inc.                             (90,825)
   6,300   Myriad Genetics, Inc.*                        (85,743)
     900   Nektar Therapeutics                            (8,307)
   6,345   Neopharm, Inc.                                (87,878)
     400   OXiGENE, Inc.*                                 (3,956)
   1,800   Pozen, Inc.*                                  (19,764)
   1,400   Progenics Pharmeceuticals, Inc.               (21,084)
   3,300   Sangamo Biosciences, Inc.*                     (9,405)
  18,000   SuperGen, Inc.                                (97,200)
   1,900   Tularik, Inc.                                 (18,886)
   3,100   Zymogenetics, Inc.                            (36,084)
                                                     -----------
                                                      (1,564,992)
                                                     -----------
           Total Short Portfolio
              (Proceeds $1,367,674)                  $(1,884,637)
                                                     ===========


ADR  American Depositary Receipt
FNMA Fannie Mae
  *  Non-income producing security.
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a)  Illiquid security.
(b) Security is valued in good faith under procedures established by the board of directors.
(c)  Restricted security.
(d) Underlying fund investments and industry breakdowns at June 30, 2003, not available to the advisor.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30,
  2003

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             US TREASURY OBLIGATION -- 99.6%
$43,917,000  US Treasury Note
                (Cost $44,789,378)            3.625%   05/15/13   $44,260,080
                                                                  -----------

             SHORT-TERM INVESTMENTS -- 98.6%

             REPURCHASE AGREEMENTS -- 98.6%
     22,655  Investors Bank & Trust Co. -- Repurchase Agreement
                issued 06/30/03 (proceeds at maturity $22,655)
                (Collateralized by a $21,906 SBA Bond, 5.125%,
                due 04/25/16, with a market value of
             $23,788)                         0.750%   07/01/03        22,655
 43,780,000  Nomura, Inc. -- Repurchase Agreement issued
                06/30/03 (proceeds at maturity $43,781,277)
                (Collateralized by a $32,820,000 US Treasury
                Bond, 7.50%, due 11/15/16, with a market value
                of
             $44,094,376)                     1.050%   07/01/03    43,780,000
                                                                  -----------
             Total Repurchase Agreements
                (Cost $43,802,655)                                 43,802,655
                                                                  -----------
             Total Short-Term Investments
                (Cost $43,802,655)                                 43,802,655
                                                                  -----------
             Total Investments -- 198.2%
                (Cost $88,592,033)                                 88,062,735
             Liabilities in Excess of Other
                Assets -- (98.2%)                                 (43,638,774)
                                                                  -----------
             NET ASSETS -- 100.0%                                 $44,423,961
                                                                  ===========

SBA  Small Business Administration
  +  See Note 2 to the Financial Statements.

      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2003

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             ASSET-BACKED SECURITIES -- 91.2%

             COLLATERALIZED AIRCRAFT LEASES -- 0.7%
 $2,000,000  Lease Investment Flight Trust,
                Ser. 1, Class A1 (FRN)(a)     1.570%   07/15/31     $1,460,000
                                                                  ------------

             COLLATERALIZED AUTO LOAN -- 16.3%
  2,095,957  Americredit Automobile
                Receivables Trust, Ser.
                2001-1, Class A3              5.130%   11/06/05      2,122,203
    229,278  Associates Automobile
                Receivables Trust, Ser.
                2000-1, Class A3              7.300%   01/15/04        229,874
     59,519  Associates Automobile
                Receivables Trust, Ser.
                2000-2, Class A3              6.820%   02/15/05         59,766
    333,691  BMW Vehicle Owner Trust, Ser.
                2002-A, Class A2              2.830%   12/27/04        334,480
  3,500,000  Capital Auto Receivables Asset
                Trust, Ser. 2001-2, Class
                A4                            5.000%   12/15/06      3,625,692
  3,500,000  Capital Auto Receivables Asset
                Trust, Ser. 2003-1, Class
                A2B                           1.240%   01/17/06      3,500,613
    477,417  Chase Manhattan Auto Owner
                Trust, Ser. 2002-A, Class
                A2                            2.630%   10/15/04        477,805
  2,900,000  Chase Manhattan Auto Owner
                Trust, Ser. 2002-A, Class
                A3                            3.490%   03/15/06      2,942,062
    443,074  DaimlerChrysler Auto Trust,
                Ser. 2000-D, Class A3         6.660%   01/08/05        446,700
    168,673  DaimlerChrysler Auto Trust,
                Ser. 2001-C, Class A2         3.710%   07/06/04        168,750
  2,160,000  DaimlerChrysler Auto Trust,
                Ser. 2001-C, Class A3         4.210%   07/06/05      2,185,449
  1,350,596  Ford Credit Auto Owner Trust
                Ser. 2001-D, Class A3         4.310%   06/15/05      1,367,830
  1,095,916  Ford Credit Auto Owner Trust,
                Ser. 2000-E, Class A4         6.740%   06/15/04      1,101,879
    239,664  Harley-Davidson Motorcycle
                Trust, Ser. 2001-2, Class
                A1                            3.770%   04/17/06        240,611
  2,104,854  Harley-Davidson Motorcycle
                Trust, Ser. 2002-2, Class
                A1                            1.910%   04/15/07      2,113,233
  3,500,000  Honda Auto Receivables Owner
                Trust, Ser. 2002-4, Class
                A2                            1.660%   06/15/05      3,505,548
  1,716,637  Household Automotive Trust,
                Ser. 2002-1, Class A2         2.750%   05/17/05      1,723,366
  1,947,497  Navistar Financial Corp. Owner
                Trust, Ser. 2001-B, Class
                A3 (FRN)                      1.430%   07/17/06      1,947,426
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
   $386,670  Nissan Auto Receivables Owner
                Trust, Ser. 2002-A, Class
                A2                            2.670%   07/15/04       $386,944
  3,050,000  Nissan Auto Receivables Owner
                Trust, Ser. 2003-A, Class
                A3                            1.890%   12/15/06      3,073,308
  1,434,631  Onyx Acceptance Auto Trust,
                Ser. 2000-D, Class A4         6.850%   08/15/07      1,475,752
     63,658  SSB RV Trust, Ser. 2001-1,
                Class A2                      2.890%   12/15/08         63,639
                                                                  ------------
                                                                    33,092,930
                                                                  ------------

             COLLATERALIZED CREDIT CARD -- 11.2%
  4,000,000  American Express Credit
                Account Master Trust, Ser.
                1999-1, Class A               5.600%   11/15/06      4,139,000
  4,850,000  Capital One Master Trust, Ser.
                1998-4, Class A               5.430%   01/15/07      4,923,623
  3,500,000  Citibank Credit Card Master
                Trust I, Ser. 1997-6, Class
                A#                            0.000%   08/15/06      3,455,396
  5,000,000  Discover Card Master Trust I,
                Ser. 1998-7, Class A          5.600%   05/16/06      5,084,415
  3,000,000  MBNA Master Credit Card Trust,
                Ser. 1999-G, Class A          6.350%   12/15/06      3,158,850
  1,833,333  Sears Credit Account Master
                Trust, Ser. 1995-5, Class A   6.050%   01/15/08      1,861,625
                                                                  ------------
                                                                    22,622,909
                                                                  ------------

             COLLATERALIZED EQUIPMENT -- 3.2%
  3,591,729  Caterpillar Financial Asset
                Trust, Ser. 2003-A, Class
                A1                            1.229%   05/25/04      3,588,361
  2,845,503  CNH Equipment Trust, Ser.
                2001-B, Class A3 (FRN)        1.490%   03/15/06      2,845,290
                                                                  ------------
                                                                     6,433,651
                                                                  ------------

             COLLATERALIZED HOME EQUITY LOAN -- 27.8%
  1,557,209  ABSC Home Equity Loan Trust,
                Ser. 2002-HE2, Class A1
                (FRN)                         1.480%   08/15/32      1,556,890
    872,970  ABSC Long Beach Home Equity
                Loan Trust, Ser. 2000-LB1,
                Class AV (FRN)                1.318%   08/21/30        873,059
  2,067,382  Advanta Mortgage Loan Trust,
                Ser. 2000-1, Class A3         8.370%   12/25/20      2,093,348
    230,780  Ameriquest Mortgage
                Securities, Inc., Ser.
                2000-2, Class A (FRN)         1.480%   07/15/30        230,918
    830,845  Ameriquest Mortgage
                Securities, Inc., Ser.
                2002-3, Class AF1             2.540%   08/25/32        832,653
    940,107  Ameriquest Mortgage
                Securities, Ser. 2002-5,
                Class AF1                     2.600%   02/25/33        944,751

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2003

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
   $492,950  Amortizing Residential
                Collateral Trust, Ser.
                2000-BC1, Class A1 (FRN)      1.355%   04/25/29       $493,038
  2,446,730  Amortizing Residential
                Collateral Trust, Ser.
                2002-BC1, Class A (FRN)       1.375%   01/01/32      2,447,934
  3,418,578  CDC Mortgage Capital Trust,
                Ser. 2002-HE1, Class A
                (FRN)                         1.345%   01/25/33      3,418,951
    903,429  Centex Home Equity, Ser.
                2002-B, Class AV (FRN)        1.295%   04/25/32        903,376
  2,219,357  Centex Home Equity, Ser.
                2002-D, Class AF1             2.430%   02/25/18      2,226,969
  1,465,955  Chase Funding Loan Acquisition
                Trust, Ser. 2001-C2, Class
                IA2                           5.673%   05/25/22      1,470,555
  1,539,319  Citifinancial Mortgage
                Securities, Inc., Ser.
                2002-1, Class AF1             2.474%   09/25/32      1,546,152
    581,516  Conseco Finance, Ser. 2000-C,
                Class A (FRN)                 1.550%   12/15/29        580,624
  1,808,937  Countrywide Asset-Backed
                Certificates, Ser. 1999-3,
                Class AF5                     7.730%   09/25/27      1,867,950
    378,473  Countrywide Home Equity Loan
                Trust, Ser. 1998-A, Class A
                (FRN)                         1.370%   03/15/24        376,654
  1,750,000  EQCC Home Equity Loan Trust,
                Ser. 1997-3, Class A7         6.930%   02/15/29      1,810,268
  1,249,131  EQCC Trust, Ser. 2002-1, Class
                2A (FRN)                      1.335%   11/25/31      1,250,239
    974,926  FNMA, Ser. T-45, Class A2        2.910%   08/27/07        980,359
  1,690,182  GE Capital Mortgage Services,
                Inc., Ser. 1999-HE1, Class
                A5                            6.285%   08/25/26      1,705,549
    686,769  GRMT II Mortgage Loan Trust,
                Ser. 2000-1A, Class AF2       7.409%   06/20/32        688,811
  2,497,213  Household Home Equity Loan
                Trust, Ser. 2002-1, Class A
                (FRN)                         1.688%   12/22/31      2,500,509
  2,133,125  Impac CMB Trust, Ser. 2001-3,
                Class A1 (FRN)                1.405%   10/25/31      2,135,531
     94,261  Long Beach Mortgage Loan
                Trust, Ser. 2002-1,
                Class 2A2                     3.500%   03/25/22         94,245
  3,848,511  Option One Mortgage Loan
                Trust, Ser. 2000-2,
                Class 1A (FRN)                1.325%   02/25/32      3,851,363
    632,323  Provident Bank Home Equity
                Loan Trust, Ser. 1996-2,
                Class A2 (FRN)                1.275%   01/25/28        631,148
  1,246,424  Residential Asset Securities
                Corp., Ser. 1996-KS2, Class
                A4                            7.980%   05/25/26      1,245,353
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
 $3,000,000  Residential Asset Securities
                Corp., Ser. 1999-KS2, Class
                AI7                           7.390%   06/25/28     $3,171,285
  2,121,003  Residential Asset Securities
                Corp., Ser. 2000-KS3, Class
                AI4                           8.035%   09/25/28      2,200,587
    118,121  Residential Asset Securities
                Corp., Ser. 2002-KS1, Class
                AI1 (FRN)                     1.225%   02/25/20        118,130
  3,500,000  Residential Funding Mortgage
                Securities I, Ser.
                2003-HI1, Class A1            1.198%   08/25/10      3,498,268
  2,185,024  Salomon Brothers Mortgage
                Securities VII, Ser.
                2002-CIT, Class A (FRN)       1.620%   03/25/32      2,183,689
  1,674,629  Structured Asset Securities
                Corp., Ser. 2002-1A, Class
                2A1 (FRN)                     2.962%   02/25/32      1,674,730
  1,101,216  Vanderbilt Mortgage Finance,
                Ser. 2001-A, Class A2         6.120%   02/07/15      1,118,019
  2,423,059  Vanderbilt Mortgage Finance,
                Ser. 2002-C, Class A1F        2.550%   01/07/10      2,437,641
  1,116,980  Westpac Securitization Trust,
                Ser. 2002-1G, Class A (FRN)   1.440%   06/05/33      1,114,667
                                                                  ------------
                                                                    56,274,213
                                                                  ------------

             COLLATERALIZED MBS CMO SEQUENTIAL -- 6.0%
  3,782,772  FHLMC, Ser. H006, Class A1       1.724%   04/15/08      3,788,753
  3,000,000  FHLMC, Ser. H008, Class A2       1.770%   06/15/07      2,996,640
  3,185,364  FHLMC, Ser. 2589, Class GA       5.500%   07/15/06      3,217,195
  2,202,568  Washington Mutual Ser.
                2003-AR4, Class A1            1.532%   05/25/33      2,202,335
                                                                  ------------
                                                                    12,204,923
                                                                  ------------

             GOVERNMENT GUARANTEED AGENCY SECURITIES -- 26.0%
 30,000,000  FHLMC                            3.150%   09/02/05     30,108,270
  5,000,000  FNMA                             1.875%   12/15/04      5,045,025
 17,000,000  FNMA                             5.125%   02/13/04     17,422,909
                                                                  ------------
                                                                    52,576,204
                                                                  ------------
             Total Asset-Backed Securities
                (Cost $185,679,727)                                184,664,830
                                                                  ------------

             SHORT-TERM INVESTMENTS -- 4.9%

             TIME DEPOSITS -- 4.9%
  9,968,000  Investors Bank & Trust
                (Cost $9,968,000)             0.750%   07/01/03      9,968,000
                                                                  ------------
             Total Investments -- 96.1%
                (Cost $195,647,727)                                194,632,830
             Other Assets in Excess of
                Liabilities -- 3.9%                                  7,830,959
                                                                  ------------
             NET ASSETS -- 100.0%                                 $202,463,789
                                                                  ============

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2003

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                           3.9%
Consumer Goods                                              6.3
Finance                                                    49.6
Time Deposit                                                4.9
US Government Obligations                                  31.4
Other Assets (Liabilities)                                  3.9
                                                          -----
Total                                                     100.0%
                                                          =====

FHLMC Freddie Mac
FNMA Fannie Mae
FRN  Floating Rate Note. Rate disclosed represents rate as of June 30, 2003.
  +  See Note 2 to the Financial Statements.
  #  Zero coupon security.
(a) Security is valued in good faith under procedures established by the board of directors.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2003

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
ASSETS
Investments in securities, at
  value (a)                          $300,203,898  $135,292,531   $208,150,058
Cash                                     851,689          2,612             --
Foreign currency (b)                   1,267,340        789,084             --
Receivables for:
  Securities sold short                       --             --         52,118
  Capital stock sold                  23,000,000             --             --
  Securities sold                      5,305,929      1,054,041        126,584
  Dividends and tax reclaims             279,409        388,370        148,435
  Interest                               766,513            156            196
  Unrealized appreciation on
    forward currency contracts (d)         3,394         14,432             --
Deposit with broker for short sales           --             --      1,847,740
                                     -----------------------------------------
Total Assets                         331,678,172    137,541,226    210,325,131
                                     -----------------------------------------

LIABILITIES
Payable for:
  Capital stock repurchased            6,000,000             --             --
  Securities purchased                 7,201,435        695,552        142,537
  Market value of securities sold
    short (c)                                 --             --      1,884,637
  Reverse repurchase agreements
    (Note 5)                          17,997,489             --             --
  Variation margin on financial
    futures contracts                     37,881        165,240          5,632
  Unrealized depreciation of
    forward currency contracts (d)        78,367        246,715             --
  Dividends on short sales                    --             --            968
Accrued expenses and other
  liabilities                            121,260         70,578         72,200
                                     -----------------------------------------
Total Liabilities                     31,436,432      1,178,085      2,105,974
                                     -----------------------------------------

NET ASSETS                           $300,241,740  $136,363,141   $208,219,157
                                     =========================================

SHARES OUTSTANDING (e)                25,618,541     15,406,225     19,146,103
                                     =========================================

NET ASSET VALUE PER SHARE            $     11.72   $       8.85   $      10.88
                                     =========================================

COMPONENTS OF NET ASSETS:
  Capital stock (f)                  $290,066,345  $165,995,606   $231,895,465
  Undistributed (distribution in
    excess of) net investment
    income                               (41,547)       999,947        312,528
  Accumulated net realized loss on
    investments                      (25,090,496)   (31,745,480)   (33,893,475)
  Net unrealized appreciation on
    investments, short sales and
    financial futures contracts,
    forward currency contracts, and
    translation of assets and
    liabilities denominated in
    foreign currency                  35,307,438      1,113,068      9,904,639
                                     -----------------------------------------
                                     $300,241,740  $136,363,141   $208,219,157
                                     =========================================
------------------------------------------------------------------------------
(a) Cost of investments              $264,689,463  $133,732,094   $197,593,506
(b) Cost of foreign currency         $ 1,272,964   $    795,024             --
(c) Proceeds                                  --             --   $  1,367,674

(d) Appendix B of the Notes to Financials details each funds open forward currency contracts at June 30, 2003.
(e)  Authorized 500,000,000 shares, par value $0.001 for each fund.
(f) Includes accumulated entry/exit fees of $5,239,508, $2,934,208, and $1,244,175, respectively.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2003

                                             TIFF          TIFF
                                          GOVERNMENT    SHORT-TERM
                                           BOND FUND       FUND
ASSETS
Investments in securities, at value (a)   $88,062,735  $194,632,830
Cash                                              --     10,000,111
Receivables for:
  Capital stock sold                              --          7,496
  Securities sold                                 --        171,064
  Interest                                   204,603        942,290
                                          -------------------------
Total Assets                              88,267,338    205,753,791
                                          -------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                       --         25,000
  Securities purchased                            --      3,165,029
  Reverse repurchase agreements (Note 5)  43,787,205             --
  Dividends from net investment income        25,386         35,333
Accrued expenses and other liabilities        30,786         64,640
                                          -------------------------
Total Liabilities                         43,843,377      3,290,002
                                          -------------------------

NET ASSETS                                $44,423,961  $202,463,789
                                          =========================

SHARES OUTSTANDING (b)                     4,335,925     20,466,517
                                          =========================

NET ASSET VALUE PER SHARE                 $    10.25   $       9.89
                                          =========================

COMPONENTS OF NET ASSETS:
  Capital stock                           $42,852,139  $204,128,205
  Undistributed (distribution in excess
    of) net investment income                 11,212       (541,263)
  Accumulated net realized gain (loss)
    on investments                         2,089,908       (108,256)
  Net unrealized depreciation on
    investments                             (529,298)    (1,014,897)
                                          -------------------------
                                          $44,423,961  $202,463,789
                                          =========================
-------------------------------------------------------------------
(a) Cost of investments                   $88,592,033  $195,647,727

(b)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                        TIFF          TIFF          TIFF
                                     MULTI-ASSET  INTERNATIONAL   US EQUITY
                                        FUND       EQUITY FUND      FUND
INVESTMENT INCOME
Interest                             $1,622,322    $    15,830   $    36,633
Dividends (a)                         2,157,228      2,172,864       867,941
                                     ---------------------------------------
Total Investment Income               3,779,550      2,188,694       904,574
                                     ---------------------------------------
OPERATING EXPENSES
Investment advisory fees                259,285         91,729       135,289
Money manager fees                      246,887        459,135       558,706
Custodian and accounting fees           183,925        187,978       115,903
Administration fees                      99,349         34,901        51,483
Shareholder recordkeeping fees           11,251          6,912         9,536
Professional fees                        73,502         40,528        41,734
Insurance expense                         6,263          4,228         5,796
Registration and filing fees              5,301          2,488         3,560
Miscellaneous fees and expenses           1,767             --           929
                                     ---------------------------------------
  Total Operating Expenses              887,530        827,899       922,936
  Interest expense (Note 5)              33,122             --            --
                                     ---------------------------------------
  Net Expenses                          920,652        827,899       922,936
                                     ---------------------------------------
Net Investment Income (Loss)          2,858,898      1,360,795       (18,362)
                                     ---------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments (b)                    (2,430,279)    (6,030,684)   (8,814,684)
  Short sales                                --             --    (1,450,724)
  Financial futures contracts         3,079,201      1,749,406     1,297,733
  Forward currency contracts and
    foreign currency-related
    transactions                        344,116        385,024            --
                                     ---------------------------------------
Net realized gain (loss)                993,038     (3,896,254)   (8,967,675)
                                     ---------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments (c)                    23,031,584     15,978,782    33,634,857
  Short sales                                --             --      (778,625)
  Financial futures contracts          (171,546)      (422,094)      191,287
  Forward currency contract and
    other assets and liabilities
    and foreign currency-related
    transactions                       (169,113)      (267,880)           --
                                     ---------------------------------------
Net change in unrealized
  appreciation                       22,690,925     15,288,808    33,047,519
                                     ---------------------------------------
Net realized and unrealized gain     23,683,963     11,392,554    24,079,844
                                     ---------------------------------------
Net increase in net assets
  resulting from operations          $26,542,861   $12,753,349   $24,061,482
                                     =======================================
----------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes                              $  158,474    $   276,426   $       767
(b) Net of foreign withholding
  taxes on realized gains                    --    $    86,277            --
(c) Net of foreign withholding
  taxes on unrealized appreciation           --    $   132,662            --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                               TIFF           TIFF
                                            GOVERNMENT     SHORT-TERM
                                          BOND FUND (A)       FUND
INVESTMENT INCOME
Interest                                    $  617,970    $ 2,318,828
                                          ----------------------------
Total Investment Income                        617,970      2,318,828
                                          ----------------------------
OPERATING EXPENSES
Investment advisory fees                         6,331         29,516
Money manager fees                              17,323        172,441
Custodian and accounting fees                   10,000         35,875
Administration fees                              7,226         56,132
Shareholder recordkeeping fees                   1,667         14,200
Professional fees                               12,520         44,079
Insurance expense                                   --          4,191
Registration and filing fees                     3,962          3,766
Miscellaneous fees and expenses                  1,486          3,558
                                          ----------------------------
  Total Operating Expenses before Fee
    Waivers                                     60,515        363,758
  Fee waivers/reimbursements (Note 3)           (9,858)       (19,403)
  Interest expense (Note 5)                     71,476             --
                                          ----------------------------
  Net Expenses                                 122,133        344,355
                                          ----------------------------
Net Investment Income                          495,837      1,974,473
                                          ----------------------------
NET REALIZED GAIN ON:
  Investments                                2,089,908         80,821
                                          ----------------------------
Net realized gain                            2,089,908         80,821
                                          ----------------------------
NET CHANGE IN UNREALIZED DEPRECIATION
  ON:
  Investments                                 (529,298)    (1,035,429)
                                          ----------------------------
Net change in unrealized depreciation         (529,298)    (1,035,429)
                                          ----------------------------
Net realized and unrealized gain (loss)      1,560,610       (954,608)
                                          ----------------------------
Net increase in net assets resulting
  from operations                           $2,056,447    $ 1,019,865
                                          ============================
----------------------------------------------------------------------

(a)  Period from March 31, 2003 (commencement of operations) through June 30,
     2003.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF INTERNATIONAL
                                     MULTI-ASSET FUND              EQUITY FUND
                                --------------------------  --------------------------
                                 Six Months                  Six Months
                                   Ended          Year         Ended          Year
                                 6/30/2003       Ended       6/30/2003       Ended
                                (unaudited)    12/31/2002   (unaudited)    12/31/2002
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income           $ 2,858,898   $  3,192,955  $ 1,360,795   $    910,926
Net realized gain (loss) on
  investments, financial
  futures contracts, forward
  currency contracts, and
  foreign currency-related
  transactions                      993,038    (12,750,638)  (3,896,254)    (6,228,590)
Net change in unrealized
  appreciation (depreciation)
  on investments, financial
  futures contracts, forward
  currency contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies          22,690,925     (5,682,061)  15,288,808    (10,664,960)
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     26,542,861    (15,239,744)  12,753,349    (15,982,624)
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income               --     (4,848,006)          --       (771,706)
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions           --     (4,848,006)          --       (771,706)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX E)           23,163,143     62,182,344      391,292     (2,422,824)
                                ------------------------------------------------------
Total increase (decrease) in
  net assets                     49,706,004     42,094,594   13,144,641    (19,177,154)

NET ASSETS
Beginning of period             250,535,736    208,441,142  123,218,500    142,395,654
                                ------------------------------------------------------
End of period                   $300,241,740  $250,535,736  $136,363,141  $123,218,500
                                ======================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                        $   (41,547)  $ (2,900,445) $   999,947   $   (360,848)
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                              TIFF US            TIFF GOVERNEMENT
                                            EQUITY FUND             BOND FUND
                                     --------------------------  ----------------
                                      Six Months                      Period
                                        Ended          Year           Ended
                                      6/30/2003       Ended       6/30/2003 (a)
                                     (unaudited)    12/31/2002     (unaudited)
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (18,362)  $      6,275    $   495,837
Net realized gain (loss) on
  investments, short sales, and
  financial futures contracts         (8,967,675)   (15,665,288)     2,089,908
Net change in unrealized
  appreciation (depreciation) on
  investments, short sales, and
  financial futures contracts         33,047,519    (28,456,134)      (529,298)
                                     --------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    24,061,482    (44,115,147)     2,056,447
                                     --------------------------------------------

DISTRIBUTIONS
From net investment income                    --             --       (484,625)
                                     --------------------------------------------
Decrease in net assets resulting
  from distributions                          --             --       (484,625)
                                     --------------------------------------------

CAPITAL SHARE TRANSACTIONS, NET
  (SEE APPENDIX E)                     9,680,727      1,014,460     42,852,139
                                     --------------------------------------------
Total increase (decrease) in net
  assets                              33,742,209    (43,100,687)    44,423,961

NET ASSETS
Beginning of period                  174,476,948    217,577,635             --
                                     --------------------------------------------
End of period                        $208,219,157  $174,476,948    $44,423,961
                                     ============================================

UNDISTRIBUTED NET INVESTMENT INCOME  $   312,528   $    330,890    $    11,212
---------------------------------------------------------------------------------

(a)  Period from March 31, 2003 (commencement of operations) through June 30,
     2003.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                     TIFF
                                               SHORT-TERM FUND
                                          --------------------------
                                           Six Months
                                             Ended          Year
                                           6/30/2003       Ended
                                          (unaudited)    12/31/2002
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                     $ 1,974,473   $  3,495,677
Net realized gain (loss) on investments        80,821        (17,251)
Net change in unrealized depreciation on
  investments                              (1,035,429)      (269,639)
                                          --------------------------
Net increase in net assets resulting
  from operations                           1,019,865      3,208,787
                                          --------------------------

DISTRIBUTIONS
From net investment income                 (2,503,109)    (3,611,692)
Return of capital                                  --       (254,639)
                                          --------------------------
Decrease in net assets resulting from
  distributions                            (2,503,109)    (3,866,331)
                                          --------------------------

CAPITAL SHARE TRANSACTIONS, NET (SEE
  APPENDIX E)                              32,738,469     77,984,208
                                          --------------------------
Total increase in net assets               31,255,225     77,326,664

NET ASSETS
Beginning of period                       171,208,564     93,881,900
                                          --------------------------
End of period                             $202,463,789  $171,208,564
                                          ==========================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME                       $  (541,263)  $    (12,627)
--------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CASH FLOWS (UNAUDITED)   FOR THE PERIOD ENDED JUNE 30, 2003 (B)

                                                        TIFF
                                                     GOVERNMENT
                                                      BOND FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from
  operations                                        $   2,056,447
Adjustments to reconcile net increase in net
  assets resulting from
  operations to net cash used for operating
  activities:
  Investments purchased                              (100,199,608)
  Investments sold                                     57,491,258
  Purchase of short-term investments, net             (43,802,655)
  Amortization of discount and premium, net                 8,880
  Increase in interest receivable                        (204,603)
  Increase in accrued expenses and other
    liabilities                                            30,786
  Net change in unrealized depreciation on
    investments                                           529,298
  Net realized gain from investments                   (2,089,908)
                                                    -------------

Net cash used for operating activities                (86,180,105)
                                                    -------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Proceeds from shares sold                              55,463,073
Shares redeemed                                       (12,980,927)
Cash distributions paid (a)                               (89,246)
Increase in payable for reverse repurchase
  agreements                                           43,787,205
                                                    -------------

Net cash provided by financing activities              86,180,105
                                                    -------------

NET INCREASE IN CASH                                            0
Cash at beginning of period                                     0
                                                    -------------
Cash at end of period                               $           0
                                                    =============
-----------------------------------------------------------------

(a) Total distributions paid of $459,239 includes reinvested dividends of $369,993.
(b)  Period from March 31, 2003 (commencement of operations) through June 30,
     2003.
This Statement of Cash Flows has been included as required by Financial Accounting Standard (FAS) 95. The TIFF Multi-Asset, International Equity, US Equity, and Short-Term Funds are not required to present a Statement of Cash Flows pursuant to an exemption provided by FAS 102.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/03      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  10.61    $  11.59   $  12.18   $  13.41   $  11.42   $  11.65
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.12        0.20       0.17       0.23       0.22       0.20
Net realized and
  unrealized gain (loss)
  on investments*               0.98       (0.96)     (0.59)      0.04       2.30      (0.20)
                           ------------------------------------------------------------------
Total from investment
  operations                    1.10       (0.76)     (0.42)      0.27       2.52       0.00
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.24)     (0.17)     (0.28)     (0.50)     (0.26)
Net realized gains                --          --      (0.01)     (1.24)     (0.07)        --
                           ------------------------------------------------------------------
Total distributions               --       (0.24)     (0.18)     (1.52)     (0.57)     (0.26)
                           ------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                      0.01        0.02       0.01       0.02       0.04       0.03
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  11.72    $  10.61   $  11.59   $  12.18   $  13.41   $  11.42
                           ==================================================================
TOTAL RETURN (a)              10.46%(c)   (6.33%)    (3.34%)     2.39%     22.65%      0.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $300,242    $250,536   $208,441   $215,035   $238,644   $291,847
Ratio of expenses to
  average net assets,
  exclusive of interest
  expense                      0.68%(b)    0.76%      0.97%      0.94%      0.57%      0.65%
Ratio of expenses to
  average net assets,
  inclusive of interest
  expense                      0.71%(b)       --         --         --         --         --
Ratio of net investment
  income to average net
  assets                       2.21%(b)    1.44%      1.42%      1.67%      2.20%      1.85%
Portfolio turnover            64.06%(c)  128.81%    139.64%    156.15%    154.49%    196.06%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
*    Includes foreign currency-related transactions.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/03      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $   8.02    $   9.09   $  11.25   $  13.58   $  11.17   $  11.77
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.09        0.06       0.07       0.12       0.13       0.19
Net realized and
  unrealized gain (loss)
  on investments*               0.74       (1.08)     (2.05)     (1.74)      3.93       0.12
                           ------------------------------------------------------------------
Total from investment
  operations                    0.83       (1.02)     (1.98)     (1.62)      4.06       0.31
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.05)     (0.03)     (0.08)     (0.13)     (0.32)
Net realized gains                --          --      (0.12)     (0.65)     (1.54)     (0.62)
Return of capital                 --          --      (0.04)        --         --         --
                           ------------------------------------------------------------------
Total distributions               --       (0.05)     (0.19)     (0.73)     (1.67)     (0.94)
                           ------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                        --#         --#      0.01       0.02       0.02       0.03
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $   8.85    $   8.02   $   9.09   $  11.25   $  13.58   $  11.17
                           ==================================================================
TOTAL RETURN (a)              10.35%(e)  (11.24%)   (17.49%)   (11.66%)    37.40%      3.03%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $136,363    $123,219   $142,396   $181,110   $246,429   $260,030
Ratio of expenses to
  average net assets           1.34%(d)    1.38%      1.40%      1.16%      1.00%      0.81%(b)
Ratio of expenses to
  average net assets
  before expense waivers       1.34%(d)    1.38%      1.40%      1.16%      1.00%      0.84%(b)
Ratio of net investment
  income to average net
  assets                       2.22%(d)    0.67%      0.68%      0.99%      1.32%      1.47%
Portfolio turnover            36.78%(e)   48.07%     54.96%     62.04%     28.33%     30.62%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d)  Annualized.
(e)  Not annualized.
*    Includes foreign currency-related transactions.
#    Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/03      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $   9.59    $  12.08   $  12.96   $  15.78   $  15.62   $  15.66
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income             --#         --#      0.01       0.12       0.09       0.17
Net realized and
  unrealized gain (loss)
  on investments                1.29       (2.49)     (0.85)     (0.61)      2.70       1.58
                           ------------------------------------------------------------------
Total from investment
  operations                    1.29       (2.49)     (0.84)     (0.49)      2.79       1.75
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --          --      (0.03)     (0.10)     (0.43)     (0.14)
Net realized gains                --          --         --      (2.24)     (2.21)     (1.66)
Return of capital                 --          --      (0.01)        --         --         --
                           ------------------------------------------------------------------
Total distributions               --          --      (0.04)     (2.34)     (2.64)     (1.80)
                           ------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                        --#         --#        --#      0.01       0.01       0.01
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  10.88    $   9.59   $  12.08   $  12.96   $  15.78   $  15.62
                           ==================================================================
TOTAL RETURN (a)              13.45%(c)  (20.61%)    (6.51%)    (2.67%)    18.89%     11.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $208,219    $174,477   $217,578   $242,806   $280,853   $312,587
Ratio of expenses to
  average net assets           1.02%(b)    1.22%      1.28%      0.79%      0.67%      0.72%
Ratio of net investment
  income (loss) to
  average net assets          (0.02%)(b)       --#    0.07%      0.82%      0.68%      0.99%
Portfolio turnover            33.09%(c)   60.45%    103.40%     88.20%     73.59%     98.30%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
#    Rounds to less than 0.01% or $0.01 as applicable.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND -- FINANCIAL HIGHLIGHTS

                                                    Period ended
                                                      6/30/03+
                                                    (unaudited)
For a share outstanding throughout each period
Net asset value, beginning of period                 $    10.00
                                                    ------------
INCOME FROM INVESTMENT OPERATIONS
Net realized and unrealized gain on investments            0.35
                                                    ------------
Total from investment operations                           0.35
                                                    ------------
LESS DISTRIBUTIONS FROM
Net investment income                                     (0.10)
                                                    ------------
Net asset value, end of period                       $    10.25
                                                    ============
TOTAL RETURN (a)                                          3.46%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $   44,424
Ratio of expenses to average net assets, exclusive
  of interest expense                                     0.40%(b)
Ratio of expenses to average net assets, inclusive
  of interest expense                                     0.96%(b)
Ratio of expenses to average net assets before
  expense waivers, inclusive of interest expense          1.04%(b)
Ratio of net investment income to average net
  assets                                                  3.92%(b)
Portfolio turnover                                      259.37%(c)

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
+    Period from March 31, 2003 (commencement of operations) through June 30,
     2003.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year        Year        Year       Year      Year
                             6/30/03      Ended      Ended       Ended      Ended      Ended
                           (unaudited)  12/31/02    12/31/01    12/31/00   12/31/99  12/31/98
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $   9.97    $  10.02    $  10.00    $   9.94   $  9.97   $   9.95
                           -------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.10        0.24        0.47        0.60      0.52       0.54
Net realized and
  unrealized gain (loss)
  on investments               (0.05)      (0.03)       0.04        0.06     (0.03)      0.01
                           -------------------------------------------------------------------
Total from investment
  operations                    0.05        0.21        0.51        0.66      0.49       0.55
                           -------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.13)      (0.24)      (0.47)      (0.60)    (0.52)     (0.53)
Net realized gains                --          --       (0.02)         --        --         --
Return of capital                 --       (0.02)      (0.00)#        --        --         --
                           -------------------------------------------------------------------
Total distributions            (0.13)      (0.26)      (0.49)      (0.60)    (0.52)     (0.53)
                           -------------------------------------------------------------------
Net asset value, end of
  period                    $   9.89    $   9.97    $  10.02    $  10.00   $  9.94   $   9.97
                           ===================================================================
TOTAL RETURN (a)               0.45%(c)    2.11%       5.29%       6.86%     4.93%      5.59%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $202,464    $171,209    $ 93,882    $ 76,835   $89,756   $ 74,907
Ratio of expenses to
  average net assets           0.35%(b)    0.35%       0.35%       0.35%     0.35%      0.35%
Ratio of expenses to
  average net assets
  before expense waivers       0.37%(b)    0.38%       0.40%       0.43%     0.45%      0.53%
Ratio of net investment
  income to average net
  assets                       2.01%(b)    2.30%       4.75%       6.07%     5.14%      5.41%
Portfolio turnover            89.47%(c)   87.15%     145.69%     267.48%    38.80%    383.95%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
#    Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF US Equity Fund ("US Equity"), TIFF Government Bond Fund ("Government Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES
  ------------------------------------------------------------------------------------------------------
                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
  Multi-Asset                                         inflation.

                                                      Attain appreciation of principal that at least
  International Equity                                offsets inflation.

                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
  US Equity                                           inflation.

                                                      Attain a high rate of current income, subject to
                                                      restrictions designed to ensure liquidity and to
                                                      provide a hedge against deflation-induced declines
                                                      in common stock prices and dividend streams.
  Government Bond

                                                      Attain a high rate of current income, subject to
                                                      restrictions designed to control interest rate
  Short-Term                                          risk.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations and electronic data processing techniques or matrix pricing and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future sales contracts). Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' investment advisor believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in privately offered commingled investment vehicles ("CIVs") formed for the purpose of earning returns from alternative investment strategies. CIV interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the CIV only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in CIVs at "fair value." In accordance with these procedures, fair value of CIV interests ordinarily is based on the "estimated" value of the CIV, as provided to the fund by the management of the CIV. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the CIV if the fund's interest in the CIV were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. In the unlikely event that the CIV does not provide a value to the fund on a timely basis, the fund would determine the fair value of that CIV based on the most recent estimated value provided by the management of the CIV, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the CIVs are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003
the recorded fair value and the value that would be received in a sale could be significant. At June 30, 2003, the aggregate amount of securities fair valued, including the limited partnership referenced above, were as follows:

  ----------------------------------------------------------------------
  FUND                                        AMOUNT     % OF NET ASSETS
  ----------------------------------------------------------------------
  Multi-Asset                               $65,143,121         21.70%
  International Equity                        9,073,737          6.65
  US Equity                                  28,279,894         13.58
  Short-Term                                  1,460,000          0.72

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a fund's next fiscal year if so elected by the fund. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  ---------------------------------------------------------------------------
                                            DIVIDENDS FROM NET  CAPITAL GAINS
  FUND                                      INVESTMENT INCOME   DISTRIBUTIONS
  ---------------------------------------------------------------------------
  Multi-Asset                                 Semi-annually       Annually
  International Equity                        Semi-annually       Annually
  US Equity                                     Quarterly         Annually
  Government Bond                                Monthly          Annually
  Short-Term                                     Monthly          Annually

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at June 30, 2003.

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix C of the Notes to Financial Statements details each fund's open futures contracts at June 30, 2003.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with TIFF Advisory Services ("TAS"). Each fund pays TAS a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  ----------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL      US      GOVERNMENT   SHORT-
  ASSETS                     ASSET      EQUITY        EQUITY       BOND       TERM
  ----------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%       0.15%        0.05%     0.03%
  On the next $500 million   0.18%         0.13%       0.13%        0.05%     0.03%
  On the next $500 million   0.15%         0.11%       0.11%        0.04%     0.02%
  On the next $500 million   0.13%         0.09%       0.09%        0.04%     0.02%
  On the next $500 million   0.11%         0.07%       0.07%        0.03%     0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%       0.05%        0.03%     0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the six months ended June 30, 2003. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

During the period ended June 30, 2003, the Government Bond Fund and the Short-Term Fund received fee waivers of $9,858 and $19,403, respectively, from the fund's investment advisor. These fee waivers, which are voluntary, are designed to cap the total annual operating expenses of the funds at 0.40% and 0.35%, respectively.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital," a wholly owned subsidiary of Investors Financial Services Co.), two employees of which serve as officers of TIP, earns a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more funds of TIP below certain levels specified for each fund. For the six months ended June 30, 2003, the amount accrued of this incentive fee was $25,398. Investors Bank & Trust Company ("IBT"), which is a wholly owned subsidiary of Investors Financial Services Co., serves as the funds' custodian and accounting and transfer agent. Fees paid for services

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003
rendered by IBT are based upon assets of the funds and on transactions entered into by the funds during the period. Fees for such services paid to IBT by the funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the Statement of Operations.

Pursuant to TIP's exemptive order obtained from the Securities and Exchange Commission, shareholder approval of money manager agreements and material changes to such agreements is not required.

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2003, were as follows:

NON-US GOVERNMENT SECURITIES

  -------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  -------------------------------------------------------------------
  Multi-Asset                               $ 99,138,367  $91,488,774
  International Equity                        42,723,421   42,655,563
  US Equity                                   61,629,722   57,382,303
  Short-Term                                 111,309,676   95,239,456

US GOVERNMENT SECURITIES

  -------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  -------------------------------------------------------------------
  Multi-Asset                               $ 57,901,622  $77,477,238
  Government Bond                            100,199,608   57,491,258
  Short-Term                                  78,976,081   61,389,099

For federal income tax purposes, the cost of securities owned at June 30, 2003, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at June 30, 2003, for each fund are as follows:

  -----------------------------------------------------------------------------------------
                                                              NET UNREALIZED
                                     GROSS         GROSS      APPRECIATION/
  FUND                            APPRECIATION  DEPRECIATION  (DEPRECIATION)      COST
  -----------------------------------------------------------------------------------------
  Multi-Asset                     $41,199,095   $(5,684,660)   $35,514,435    $264,689,463
  International Equity             16,150,621   (14,590,184)     1,560,437     133,732,094
  US Equity                        28,738,595   (18,182,043)    10,556,552     197,593,506
  Government Bond                          --      (529,298)      (529,298)     88,592,033
  Short-Term                          204,544    (1,291,441)    (1,014,897)    195,647,727

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. Appendix F of the Notes to Financial Statements details each fund's open reverse repurchase agreements at June 30, 2003.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2003, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the US Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset Fund assesses entry and exit fees of 0.50%; and the International Equity Fund assesses entry and exit fees of 0.75%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003
retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset and Government Bond Funds enter into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the funds may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset and Government Bond Funds enter into TBA sale commitments to hedge their portfolios or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in limited partnerships that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset, Government Bond, and Short-Term Funds invest in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

9.  PRINCIPAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of June 30, 2003.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  Multi-Asset                                   1            14
  International Equity                          1            45
  US Equity                                     2            23
  Government Bond                               3            54
  Short-Term                                    3            52

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

10.  RESTRICTED SECURITIES

Restricted securities that were held by the funds at June 30, 2003, were valued in accordance with the VALUATION OF INVESTMENTS section as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix E of the Notes to Financial Statements details each fund's restricted securities at June 30, 2003.

11.  SUBSEQUENT EVENTS

On July 8, 2003, Foundation Advisers, Inc. officially changed its name to TIFF Advisory Services, Inc.

Effective August 15, 2003, EOS Fund Services LLC ("EOS") assumed the operations monitoring services formerly performed by Investors Capital under an administration agreement between Investors Capital and the fund. Certain administration functions formerly performed under that agreement have been assumed by IBT pursuant to a new administration agreement. The Investors Capital fees listed in Note 3 have been allocated between EOS and IBT.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                       FOR THE PERIOD ENDED JUNE 30, 2003

                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE

TIFF MULTI-ASSET FUND

Aronson+Johnson+Ortiz, LP              0.10     0.80      0.45
Delaware International Advisers
  Ltd. (a)                             0.30     0.50      0.50
Harding, Loevner Management, LP        0.10     1.50      0.20
Marathon Asset Management, Ltd.        0.15     1.60      0.23
Oechsle International Advisors, LLC
  (d)                                  0.20     0.60      0.20
K.G. Redding & Associates, LLC (a)     0.50     0.75      0.75
Seix Invesment Advisors, Inc. (d)      0.10     0.80      0.10
Smith Breeden Associates, Inc.         0.10     0.85      0.13
Wellington Management Company, LLP
  (a)                                  0.35     0.45      0.45

TIFF INTERNATIONAL EQUITY FUND

Delaware International Advisers
  Ltd. (a)                             0.33     0.55      0.53
Harding, Loevner Management, LP        0.10     1.50      0.18
Marathon Asset Management, Ltd.        0.15     1.60      1.50
Oechsle International Advisors, LLC
  (d)                                  0.20     1.00      0.20

TIFF US EQUITY FUND

Aronson+Johnson+Ortiz, LP              0.10     0.80      0.45
Martingale Asset Management, LP
  (a)(b)                               0.05     0.10      0.09
Palo Alto Investors                    0.10     2.00      0.27
Shapiro Capital Management
  Company, Inc.                        0.50     0.95      0.95
Westport Asset Management, Inc.        0.15     2.00      1.93

TIFF GOVERNMENT BOND FUND

Smith Breeden Associates, Inc. (c)     0.10     0.85      0.14

TIFF SHORT-TERM FUND

Fischer Francis Trees &
  Watts, Inc. (a)                      0.15     0.20      0.18

-------------

(a)  Money manager receives a fee that does not include a performance component.
(b)  Money manager receives a fee based on assets of the entire fund.
(c) Money manager has agreed voluntarily to waive a portion of its fee, and the effective rate is after such waiver.
(d)  The money manager was defunded during the period.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

                                   APPENDIX B

              OPEN FORWARD CURRENCY CONTRACTS AS OF JUNE 30, 2003

                                                                                         UNREALIZED
                                                US DOLLAR          FOREIGN CURRENCY    APPRECIATION/
CONTRACTS  DESCRIPTION                     RECEIVABLE/(PAYABLE)  RECEIVABLE/(PAYABLE)  (DEPRECIATION)

           MULTI-ASSET FUND

           BUY CONTRACTS -- FORWARDS
2,202,238  Euro settling on 9/17/03            $(2,601,724)          $ 2,523,357         $ (78,367)

           SELL CONTRACTS -- FORWARDS
           British Pound settling on
1,375,000  8/29/03                               2,263,387            (2,259,993)            3,394
                                                                                         ---------
                                                                                         $ (74,973)
                                                                                         =========

           INTERNATIONAL EQUITY FUND

           BUY CONTRACTS -- FORWARDS
6,933,110  Euro settling on 9/17/03             (8,190,776)            7,944,061         $(246,715)

           SELL CONTRACTS -- FORWARDS
 423,405   Euro settling on 9/17/03                499,576              (485,144)           14,432
                                                                                         ---------
                                                                                         $(232,283)
                                                                                         =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

                                   APPENDIX C

                   OPEN FUTURES CONTRACTS AS OF JUNE 30, 2003

                                                                            UNREALIZED
NUMBER OF                                      COST/        VALUE AT      APPRECIATION/
CONTRACTS   TYPE                            (PROCEEDS)    JUNE 30, 2003   (DEPRECIATION)

            MULTI-ASSET FUND

            LONG FUTURES CONTRACTS
     11     July 2003 CAC 40                $   389,566    $   389,945      $     379
    264     September 2003 Pan-Euro           4,496,310      4,320,096       (176,214)
     34     September 2003 British Pound      3,507,312      3,499,449         (7,863)
     40     September 2003 TOPIX Index        2,909,161      3,009,099         99,938
     24     September 2003 S&P 500 Index      5,837,400      5,839,800          2,400
     18     September 2003 FTSE 100 Index     1,192,613      1,192,266           (347)
      3     September 2003 DAX Index            278,001        278,059             58
     37     September 2003 Japanese Yen       3,921,288      3,870,662        (50,626)
                                                                            ---------
                                                                             (132,275)
                                                                            ---------

            SHORT FUTURES CONTRACTS
            September 2003 10-year US
     12     Treasury Notes                   (1,413,563)    (1,409,250)         4,313
                                                                            ---------
                                                                            $(127,962)
                                                                            =========

            INTERNATIONAL EQUITY FUND

            LONG FUTURES CONTRACTS
      4     September 2003 Canadian Dollar      295,200        294,960      $    (240)
     37     July 2003 CAC 40                  1,316,097      1,304,837        (11,260)
    363     September 2003 Pan-Euro           6,288,678      6,046,904       (241,774)
     71     September 2003 TOPIX Index        5,278,670      5,445,899        167,229
     16     September 2003 DAX Index          1,559,246      1,509,867        (49,379)
     50     September 2003 Japanese Yen       5,320,625      5,230,625        (90,000)
                                                                            ---------
                                                                            $(225,424)
                                                                            =========

            US EQUITY FUND

            LONG FUTURES CONTRACTS
     51     September 2003 S&P 500 Index     12,544,525     12,409,575      $(134,950)
                                                                            =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

                                   APPENDIX D

                           CAPITAL SHARE TRANSACTIONS

                          SIX MONTHS ENDED JUNE 30, 2003*    YEAR ENDED DECEMBER 31, 2002
                              SHARES           AMOUNT          SHARES          AMOUNT

MULTI-ASSET FUND
             Shares Sold     2,508,147      $ 28,493,185       6,365,804    $  70,485,136
       Shares Reinvested            --                --         356,129        3,636,148
          Exit/Entry Fee            --           170,757              --          419,543
                            ----------      ------------     -----------    -------------
                Subtotal     2,508,147        28,663,942       6,721,933       74,540,827
         Shares Redeemed      (502,756)       (5,500,799)     (1,085,775)     (12,358,483)
                            ----------      ------------     -----------    -------------
  Net Increase (Decrease)    2,005,391      $ 23,163,143       5,636,158    $  62,182,344
                            ==========      ============     ===========    =============

INTERNATIONAL EQUITY FUND

             Shares Sold       181,857      $  1,443,913         194,671    $   1,710,347
       Shares Reinvested            --                --          80,545          667,719
          Exit/Entry Fee            --            18,946              --           49,299
                            ----------      ------------     -----------    -------------
                Subtotal       181,857         1,462,859         275,216        2,427,365
         Shares Redeemed      (137,351)       (1,071,567)       (576,296)      (4,850,189)
                            ----------      ------------     -----------    -------------
  Net Increase (Decrease)       44,506      $    391,292        (301,080)   $  (2,422,824)
                            ==========      ============     ===========    =============

US EQUITY FUND

             Shares Sold     1,403,913      $ 14,001,446       1,343,297    $  13,706,735
          Exit/Entry Fee            --            46,034              --           66,248
                            ----------      ------------     -----------    -------------
                Subtotal     1,403,913        14,047,480       1,343,297       13,772,983
         Shares Redeemed      (451,930)       (4,366,753)     (1,160,586)     (12,758,523)
                            ----------      ------------     -----------    -------------
  Net Increase (Decrease)      951,983      $  9,680,727         182,711    $   1,014,460
                            ==========      ============     ===========    =============

GOVERNMENT BOND FUND+

             Shares Sold     5,550,563      $ 55,463,073              --    $          --
       Shares Reinvested        36,320           369,993              --               --
                            ----------      ------------     -----------    -------------
                Subtotal     5,586,883        55,833,066              --               --
         Shares Redeemed    (1,250,958)      (12,980,927)             --               --
                            ----------      ------------     -----------    -------------
  Net Increase (Decrease)    4,335,925      $ 42,852,139              --    $          --
                            ==========      ============     ===========    =============

SHORT-TERM FUND

             Shares Sold    11,369,040      $113,143,504      21,875,275    $ 218,691,101
       Shares Reinvested       229,035         2,275,174         364,665        3,641,307
                            ----------      ------------     -----------    -------------
                Subtotal    11,598,075       115,418,678      22,239,940      222,332,408
         Shares Redeemed    (8,309,649)      (82,680,209)    (14,433,393)    (144,348,200)
                            ----------      ------------     -----------    -------------
  Net Increase (Decrease)    3,288,426      $ 32,738,469       7,806,547    $  77,984,208
                            ==========      ============     ===========    =============

-------------

  *  Unaudited
  +  Period from March 31, 2003 (commencement of operations) through June 30,
     2003.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

                                   APPENDIX E

                   RESTRICTED SECURITIES AS OF JUNE 30, 2003

The following restricted securities were held by the funds as of June 30, 2003, and were valued in accordance with the VALUATION OF INVESTMENTS as described in
Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

                                     INVESTMENT                           DATE OF ACQUISITION       COST

MULTI-ASSET FUND                     Canyon Value Realization Fund, LP         06/01/96         $13,797,935
                                     Farallon Capital Institutional
                                     Partners, LP                              04/01/95           7,746,138
                                     Lone Picea, LP                            01/02/03           1,315,000
                                     Lone Redwood, LP                          12/31/97           2,738,471
                                     Maverick Fund USA, Ltd.                   12/31/02           3,000,000
                                     OZ Domestic Partners, LP                  12/31/01           5,000,000
                                     Regiment Capital, Ltd.                    06/30/03           6,000,000

INTERNATIONAL EQUITY FUND            Bessent Euro-Equities II, LP               5/31/03         $ 4,000,000
                                     Lansdowne UK Equity Fund                   5/31/03           4,000,000

US EQUITY FUND                       Adage Capital Partners, LP                12/31/01         $31,500,000
                                     Gotham Partners, LP                       12/31/96             973,106

At June 30, 2003, the aggregate market value of restricted securities was:
Multi-Asset Fund -- $64,242,065 (21.4% of net assets); International Equity
Fund -- $8,186,490 (6.0% of net assets); US Equity Fund -- $28,279,894 (13.6% of net assets). All of the above listed securities are illiquid, with the exception of Canyon Value Realization Fund, LP, which the board of directors deemed to be liquid. The above list does not include securities registered under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2003

                                   APPENDIX F

               REVERSE REPURCHASE AGREEMENTS AS OF JUNE 30, 2003

MULTI-ASSET FUND

    FACE VALUE                 DESCRIPTION                 MARKET VALUE
    $17,997,489  Morgan Stanley Dean Witter, 0.65%, dated  $17,997,489
                 7/1/03, to be repurchased on demand, at
                 face value, plus accrued interest.
                                                           ===========

    Average balance outstanding                            $17,356,023
    Average interest rate                                        0.69%
    Maximum balance outstanding                            $18,397,593

Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

GOVERNMENT BOND FUND

    FACE VALUE                 DESCRIPTION                 MARKET VALUE
    $28,627,830  Morgan Stanley Dean Witter, 0.05%, dated  $28,627,830
                 7/1/03, to be repurchased on demand, at
                 face value, plus accrued interest.
     15,159,375  Morgan Stanley Dean Witter, 0.50%, dated   15,159,375
                 8/15/03, to be repurchased on demand, at
                 face value, plus accrued interest.
                                                           -----------
                 Total reverse repurchase agreements       $43,787,205
                                                           ===========

    Average balance outstanding                            $49,856,586
    Average interest rate                                        0.55%
    Maximum balance outstanding                            $55,644,286

Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

--------------------------------------------------------------------------------

  DIRECTORS AND PRINCIPAL OFFICERS

  ---------------------------------------------------------------------------------------------------------------------
  NAME (AGE)                      POSITION         LENGTH OF           PRINCIPAL OCCUPATION            OTHER
  ADDRESS                         WITH FUND        SERVICE (A)         FOR LAST FIVE YEARS             DIRECTORSHIPS
  ---------------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
  Suzanne Brenner (45)            Director         1 year              senior investment               none
  Associate Treasurer and                                              officer
  Senior Investment Officer
  The Metropolitan Museum of Art
  1000 Fifth Avenue
  New York, NY 10028
  Harry N. Hoffman III (47)       Director         2 years             chief investment                none
  Chief Investment Officer                                             officer
  Mayo Foundation
  200 First Street SW
  Rochester, MN 55905
  Sheryl L. Johns (47)            Director         7 years             chief financial officer         none
  VP, Treasurer, and CFO
  Houston Endowment Inc.
  600 Travis, Suite 6400
  Houston, TX 77002
  PRINCIPAL OFFICERS AND
  INTERESTED DIRECTORS
  William H. McLean (48)(b)       Director         3 years             chief investment                none
  VP and Chief Investment                                              officer
  Officer
  Northwestern University
  Investment Office --
  Room 1-209
  633 Clark Street
  Evanston, IL 60208
  Esther Cash (46)                President and    10 years            investment operations           none
  TIFF                            Principal
  590 Peter Jefferson Parkway,    Executive
  Suite 250                       Officer
  Charlottesville, VA 22911
  David A. Salem (47)             Vice President   10 years            chief executive officer         none
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Cynthia J. Surprise (56)        Secretary        4 years             legal counsel                   none
  Investors Bank & Trust Company
  200 Clarendon Street
  Boston, MA 02116
  William E. Vastardis (47)       Treasurer and    10 years            fund administration             none
  EOS Fund Services LLC           Principal
  26 West 17th Street, 6th Floor  Financial
  New York, NY 10011              Officer

-------------

(a) Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.
(b) Mr. McLean is deemed to be an "interested director" because he also serves as a director of TIFF Advisory Services, Inc., the mutual funds' advisor.

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
TIFF Advisory Services, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
PHONE    (434) 817-8200
FAX      (434) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND ADMINISTRATOR
Investors Capital Services, Inc.
33 Maiden Lane, 4th Floor
New York, NY 10038

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Dechert
1500 I Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

OPERATIONS MONITORING AGENT
EOS Fund Services LLC
26 West 17th Street, 6th Floor
New York, NY 10011

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson+Johnson+Ortiz, LP
Canyon Capital Advisors LLC
Delaware International Advisers Ltd.
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Marathon Asset Management, Ltd.
Maverick Capital, Ltd.
Och-Ziff Capital Management Group
K.G. Redding & Associates, LLC
Regiment Capital Management, LLC
Smith Breeden Associates, Inc.
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Bessent Capital, LLC
Delaware International Advisers Ltd.
Harding, Loevner Management, LP
Lansdowne Partners
Marathon Asset Management, Ltd.

TIFF US EQUITY FUND
Adage Capital Management, LP
Aronson+Johnson+Ortiz, LP
Marathon Asset Management, Ltd.
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF GOVERNMENT BOND FUND
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
Fischer Francis Trees & Watts, Inc.

ITEM 2  CODE OF ETHICS.

        Not applicable to this filing.

ITEM 3  AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to this filing.

ITEM 4  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this filing.

ITEM 5  AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6  [RESERVED]

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8  [RESERVED]

ITEM 9  CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

        (a)(1) Code of Ethics Described in Item 2: Not applicable to this filing.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               TIFF Investment Program, Inc.

By (Signature and Title):            /s/ Esther L. Cash
                           -----------------------------------------------------
                           Esther L. Cash, President and Principal Executive Officer

                           Date    9/4/03
                                ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):            /s/ Esther L. Cash
                           -----------------------------------------------------
                           Esther L. Cash, President and Principal Executive Officer

                           Date    9/4/03
                                ------------

By (Signature and Title):           /s/ William E. Vastardis
                           -----------------------------------------------------
                           William E. Vastardis, Treasurer and Principal Financial Officer

                           Date    9/4/03
                                ---------------